UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2011

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
6/30/11 (Unaudited)

CORPORATE BONDS AND NOTES (31.3%)(a)
			Principal amount	Value

Basic materials (2.5%)

Associated Materials, LLC 144A company guaranty sr. notes 9 1/8s, 2017			$215,000	$214,463

Atkore International, Inc. 144A sr. notes 9 7/8s, 2018			177,000	185,850

Catalyst Paper Corp. 144A company guaranty sr. notes 11s, 2016 (Canada)			105,000	89,775

Celanese US Holdings, LLC company guaranty sr. unsec. notes 6 5/8s, 2018 (Germany)			270,000	284,850

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			185,000	189,163

Chemtura Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2018			72,000	75,420

Clondalkin Acquisition BV 144A company guaranty sr. notes FRN 2.247s, 2013 (Netherlands)			75,000	71,625

Exopack Holding Corp. 144A sr. notes 10s, 2018			150,000	148,875

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			423,000	438,863

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			284,000	289,594

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			230,000	234,100

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			205,000	210,125

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			160,000	166,400

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			287,000	312,113

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015 (United Kingdom)			200,000	211,000

Ineos Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)		EUR	350,000	490,240

JMC Steel Group 144A sr. notes 8 1/4s, 2018			$70,000	71,050

KRATON Polymers, LLC/KRATON Polymers Capital Corp. sr. notes 6 3/4s, 2019			30,000	30,000

Kronos International, Inc. sr. notes 6 1/2s, 2013 (Germany)		EUR	288,800	421,573

Lyondell Chemical Co. sr. notes 11s, 2018			$705,000	789,600

Lyondell Chemical Co. 144A company guaranty sr. notes 8s, 2017			439,000	488,388

Momentive Performance Materials, Inc. notes 9s, 2021			296,000	301,920

NewPage Corp. company guaranty sr. notes 11 3/8s, 2014			128,000	119,360

Nexeo Solutions, LLC/Nexeo Solutions Finance Corp. 144A company guaranty sr. sub. notes 8 3/8s, 2018			60,000	60,750

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			215,000	232,200

Novelis, Inc. company guaranty sr. unsec. notes 7 1/4s, 2015			243,000	244,519

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s, 2014 (Austria)		EUR	405,000	658,586

Rockwood Specialties Group, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2014		EUR	50,000	73,505

SGL Carbon SE company guaranty sr. sub. notes FRN Ser. EMTN, 2.67s, 2015 (Germany)		EUR	152,000	217,508

Smurfit Kappa Funding PLC sr. unsec. sub. notes 7 3/4s, 2015 (Ireland)			$115,000	116,150

Solutia, Inc. company guaranty sr. unsec. notes 8 3/4s, 2017			143,000	155,155

Solutia, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			292,000	315,360

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2012			25,000	26,375

Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s, 2016			269,000	282,450

Styrolution Group GmbH 144A sr. notes 7 5/8s, 2016 (Germany)		EUR	100,000	140,378

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)			177,000	211,515

Thompson Creek Metals Co., Inc. 144A company guaranty sr. notes 7 3/8s, 2018 (Canada)			105,000	102,900

TPC Group, LLC 144A sr. notes 8 1/4s, 2017			212,000	219,950

Tube City IMS Corp. company guaranty sr. unsec. sub. notes 9 3/4s, 2015			218,000	225,085

USG Corp. 144A company guaranty sr. notes 8 3/8s, 2018			70,000	68,950

Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes 11 1/2s, 2014			175,000	186,375

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr. notes 8 3/4s, 2019			85,000	75,650

				9,447,708
Capital goods (1.6%)

Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016			199,000	202,980

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 7 1/8s, 2019			60,000	58,350

Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016			95,000	102,600

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 5 1/4s, 2014			104,000	102,700

American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			35,000	35,000

American Axle & Manufacturing, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			81,000	88,290

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	140,000	204,424

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			$298,000	311,410

Berry Plastics Corp. company guaranty notes FRN 4.122s, 2014			200,000	186,000

Berry Plastics Corp. company guaranty sr. notes 9 1/2s, 2018			97,000	96,273

Berry Plastics Corp. notes 9 3/4s, 2021			24,000	23,220

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			140,000	148,400

Crown Americas, LLC/Crown Americas Capital Corp. III 144A sr. notes 6 1/4s, 2021			140,000	141,400

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	50,000	74,260

Delphi Corp. 144A sr. notes 6 1/8s, 2021			$150,000	148,125

Exide Technologies 144A sr. notes 8 5/8s, 2018			95,000	98,800

Graham Packaging Co., Inc. company guaranty sr. unsec. notes 8 1/4s, 2017			100,000	111,500

Griffon Corp. 144A company guaranty sr. unsec. notes 7 1/8s, 2018			70,000	70,263

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			157,000	165,635

Kratos Defense & Security Solutions, Inc. 144A sr. notes 10s, 2017			225,000	237,375

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			30,000	32,475

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			133,000	136,658

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			115,000	121,613

Pregis Corp. company guaranty sr. sub. notes 12 3/8s, 2013			110,000	109,038

Rexel SA company guaranty sr. unsec. notes 8 1/4s, 2016 (France)		EUR	358,000	558,215

Reynolds Group DL Escrow, Inc./Reynolds Group Escrow, LLC 144A sr. notes 8 1/2s, 2016 (Luxembourg)		EUR	377,000	559,064

Reynolds Group Issuer, Inc. 144A company guaranty sr. notes 7 1/8s, 2019			$130,000	129,025

Reynolds Group Issuer, Inc. 144A company guaranty sr. unsec. notes 9s, 2019			100,000	98,750

Ryerson, Inc. company guaranty sr. notes 12s, 2015			334,000	354,875

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			160,000	162,000

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			150,000	157,125

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			140,000	142,450

Terex Corp. sr. unsec. sub. notes 8s, 2017			58,000	59,450

Thermadyne Holdings Corp. 144A sr. notes 9s, 2017			323,000	337,535

Thermon Industries, Inc. company guaranty sr. notes 9 1/2s, 2017			137,000	146,933

TransDigm, Inc. 144A sr. sub. notes 7 3/4s, 2018			290,000	304,500

Zinc Capital SA 144A sr. notes 8 7/8s, 2018 (Luxembourg)		EUR	110,000	157,682

				6,174,393
Communication services (4.2%)

AMC Networks, Inc. 144A company guaranty sr. unsec notes 7 3/4s, 2021			$85,000	88,825

Bresnan Broadband Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 8s, 2018			75,000	78,375

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			200,000	216,750

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			150,000	160,875

CCH II, LLC/CCH II Capital company guaranty sr. unsec. notes 13 1/2s, 2016			237,462	279,612

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			180,000	177,300

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			140,000	144,200

Cequel Communications Holdings I LLC/Cequel Capital Corp. 144A sr. notes 8 5/8s, 2017			146,000	151,840

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 7s, 2015			88,000	89,100

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			270,000	255,825

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			760,000	814,150

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			285,000	279,300

Cricket Communications, Inc. company guaranty sr. unsec. unsub. notes 10s, 2015			354,000	381,435

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			480,000	508,800

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			70,000	73,675

CSC Holdings LLC sr. notes 6 3/4s, 2012			81,000	83,329

CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014			60,000	66,450

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			326,000	338,225

EH Holding Corp. 144A sr. notes 6 1/2s, 2019			150,000	152,625

EH Holding Corp. 144A sr. unsec. notes 7 5/8s, 2021			270,000	275,400

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			753,000	817,005

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			365,000	386,900

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 7 1/2s, 2021 (Bermuda)			212,000	210,675

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			871,812	937,198

Intelsat Luxembourg SA company guaranty sr. unsec. notes 11 1/4s, 2017 (Luxembourg)			253,000	271,659

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 11 1/2s, 2017 (Luxembourg)(PIK)			135,000	145,125

Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		EUR	130,000	191,580

Kabel Deutchland V&S 144A sr. notes 6 1/2s, 2018 (Germany)		EUR	105,000	151,268

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2014			$220,000	226,325

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			124,000	129,270

Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			59,000	62,245

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			456,000	482,220

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			139,000	137,610

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			360,000	417,600

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021			65,000	67,763

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017			261,000	274,050

PAETEC Holding Corp. 144A sr. unsec. notes 9 7/8s, 2018			156,000	161,655

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	180,000	274,763

Qwest Communications International, Inc. company guaranty 7 1/2s, 2014			$181,000	183,715

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			75,000	84,094

Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012			1,003,000	1,055,658

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			105,000	112,350

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8s, 2016			180,000	191,475

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			1,100,000	1,208,625

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			117,000	116,854

Sunrise Communications Holdings SA 144A company guaranty sr. notes 8 1/2s, 2018 (Luxembourg)		EUR	100,000	150,118

Unitymedia GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	293,000	458,531

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 8 1/8s, 2017 (Germany)		EUR	218,000	330,391

UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)		EUR	361,000	556,052

Virgin Media Finance PLC company guaranty sr. unsec. bond 8 7/8s, 2019 (United Kingdom)		GBP	50,000	88,439

Wind Acquisition Finance SA sr. notes Ser. REGS, 11 3/4s, 2017 (Netherlands)		EUR	285,000	463,425

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Netherlands)		EUR	325,000	481,060

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			$60,000	63,600

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			247,000	262,129

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			135,000	141,075

				15,908,593
Conglomerates (0.1%)

SPX Corp. sr. unsec. notes 7 5/8s, 2014			115,000	127,075

SPX Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2017			70,000	74,900

				201,975
Consumer cyclicals (5.5%)

Affinion Group Holdings, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			20,000	20,000

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			250,000	258,125

Affinion Group, Inc. 144A sr. notes 7 7/8s, 2018			407,000	380,545

AMC Entertainment, Inc. 144A sr. sub. notes 9 3/4s, 2020			170,000	173,825

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			181,000	189,145

Ameristar Casinos, Inc. 144A sr. notes 7 1/2s, 2021			170,000	175,313

ARAMARK Holdings Corp. 144A sr. notes 8 5/8s, 2016(PIK)			74,000	75,295

Aston Martin Capital, Ltd. 144A company guaranty sr. notes 9 1/4s, 2018 (Jersey)		GBP	105,000	160,927

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			$255,000	265,838

Beazer Homes USA, Inc. 144A sr. notes 9 1/8s, 2019			115,000	98,900

Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s, 2014			285,000	285,000

Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s, 2018			52,000	52,390

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			100,000	104,625

Building Materials Corp. 144A sr. notes 6 7/8s, 2018			75,000	76,500

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			180,000	180,900

Burlington Coat Factory Warehouse Corp. 144A company guaranty sr. unsec. notes 10s, 2019			140,000	138,600

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			155,000	139,888

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			350,000	386,313

Carlson Wagonlit BV company guaranty sr. sec. notes FRN Ser. REGS, 7.135s, 2015 (Netherlands)		EUR	275,000	382,410

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			$70,000	74,725

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			110,000	106,700

Cenveo Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2016			120,000	117,900

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A company guaranty sr. notes 8 1/4s, 2021			305,000	299,663

Cinemark USA, Inc. 144A company guaranty sr. sub. notes 7 3/8s, 2021			40,000	39,800

CityCenter Holdings LLC/CityCenter Finance Corp. 144A company guaranty sr. notes 10 3/4s, 2017(PIK)			271,000	294,035

Clear Channel Communications, Inc. company guaranty unsec. unsub. notes 10 3/4s, 2016			99,000	89,348

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2021			183,000	176,824

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017			453,000	493,770

Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s, 2015			155,000	163,138

Conti-Gummi Finance B.V. company guaranty bonds Ser. REGS, 7 1/8s, 2018 (Netherlands)		EUR	307,000	457,184

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019			$235,000	226,775

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 7 5/8s, 2016			117,000	127,530

DISH DBS Corp. company guaranty 6 5/8s, 2014			634,000	667,285

DISH DBS Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			192,000	196,800

DR Horton, Inc. sr. notes 7 7/8s, 2011			30,000	30,075

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	100,000	136,888

FelCor Escrow Holdings, LLC 144A sr. notes 6 3/4s, 2019(R)			$300,000	288,000

Ford Motor Credit Co., LLC sr. unsec. notes 7s, 2015			125,000	135,020

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			385,000	383,684

General Motors Financial Co., Inc. 144A sr. notes 6 3/4s, 2018			105,000	105,263

Goodyear Tire & Rubber Co. (The) sr. unsec. notes 10 1/2s, 2016			19,000	21,375

Gray Television, Inc. company guaranty sr. notes 10 1/2s, 2015			210,000	218,400

Grohe Holding GmbH 144A company guaranty sr. notes FRN 5.471s, 2017 (Germany)		EUR	313,000	446,941

Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)			$460,000	500,073

Gymboree Corp. 144A sr. unsec. notes 9 1/8s, 2018			85,000	79,900

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			175,000	169,750

Interactive Data Corp. 144A company guaranty sr. notes 10 1/4s, 2018			434,000	471,975

Isle of Capri Casinos, Inc. company guaranty 7s, 2014			150,000	148,688

Isle of Capri Casinos, Inc. 144A company guaranty sr. unsec. notes 7 3/4s, 2019			356,000	359,560

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	505,000	755,104

Jarden Corp. company guaranty sr. unsec. sub. notes 7 1/2s, 2017			$165,000	171,394

Jarden Corp. company guaranty sr. unsec. sub. notes Ser. 1, 7 1/2s, 2020		EUR	50,000	73,309

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014			$100,000	115,500

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016			795,000	775,125

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016			70,000	72,625

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			155,000	158,100

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			195,000	218,888

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			340,000	27,200

Masonite International Corp. 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			55,000	54,656

MGM Resorts International company guaranty sr. notes 9s, 2020			105,000	114,975

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			65,000	60,938

MTR Gaming Group, Inc. company guaranty sr. notes 12 5/8s, 2014			205,000	211,919

Navistar International Corp. sr. notes 8 1/4s, 2021			330,000	358,050

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			135,000	136,013

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 7 3/4s, 2018			145,000	152,250

Nortek, Inc. 144A company guaranty sr. notes 8 1/2s, 2021			155,000	143,375

Nortek, Inc. 144A company guaranty sr. unsec. notes 10s, 2018			115,000	115,000

Owens Corning company guaranty sr. unsec. notes 9s, 2019			542,000	644,980

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			50,000	54,375

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 7 3/4s, 2016			160,000	163,200

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			100,000	106,000

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			100,000	109,375

Pinnacle Entertainment, Inc. company guaranty sr. unsec. notes 8 5/8s, 2017			55,000	59,056

Pinnacle Entertainment, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2015			320,000	325,600

Ply Gem Industries, Inc. 144A sr. notes 8 1/4s, 2018			65,000	61,588

Polish Television Holding BV sr. notes stepped-coupon Ser. REGS, 11 1/4s (13s, 11/15/14), 2017 (Netherlands)(STP)		EUR	380,000	573,830

QVC Inc. 144A sr. notes 7 1/2s, 2019			$120,000	127,200

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			50,000	49,500

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A sr. notes 8 5/8s, 2017			140,000	139,825

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			152,000	133,760

Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s, 2020			140,000	143,150

Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014			75,000	75,188

Sealy Mattress Co. 144A company guaranty sr. sec. notes 10 7/8s, 2016			140,000	155,400

Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018			139,000	128,923

Standard Pacific Corp. company guaranty sr. unsec. notes 8 3/8s, 2021			52,000	50,960

Standard Pacific Corp. company guaranty sr. unsec. unsub. notes 7s, 2015			36,000	36,090

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A notes 8 5/8s, 2016			70,000	71,400

Toys “R” Us, Inc. sr. unsec. unsub. notes 7 7/8s, 2013			30,000	31,650

Toys R Us - Delaware, Inc. 144A company guaranty sr. notes 7 3/8s, 2016			45,000	45,450

Toys R Us Property Co., LLC company guaranty sr. unsec. notes 10 3/4s, 2017			293,000	325,963

Travelport LLC company guaranty 11 7/8s, 2016			127,000	109,220

Travelport LLC company guaranty 9 7/8s, 2014			155,000	142,600

Travelport, LLC/Travelport, Inc. company guaranty sr. unsec. notes 9s, 2016			244,000	217,770

TRW Automotive, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 6 3/8s, 2014		EUR	110,000	166,553

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			$350,000	388,500

Universal City Development Partners, Ltd. company guaranty sr. unsec. notes 8 7/8s, 2015			245,000	272,563

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			200,000	198,000

Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014 (In default)(F)(NON)(PIK)			281,131	14,057

Visteon Corp. 144A sr. notes 6 3/4s, 2019			250,000	241,250

Vulcan Materials Co. sr. unsec. unsub. notes 7 1/2s, 2021			75,000	74,901

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. company guaranty 1st mtge. notes 7 3/4s, 2020			105,000	114,056

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 13s, 2013			85,000	99,663

XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s, 2018			524,000	547,580

Yankee Acquisition Corp. company guaranty sr. notes Ser. B, 8 1/2s, 2015			125,000	128,750

YCC Holdings, LLC/Yankee Finance, Inc. 144A sr. unsec. notes 10 1/4s, 2016			135,000	135,338

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			275,000	298,375

				21,047,668
Consumer staples (1.9%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		BRL	1,400,000	903,285

Archibald Candy Corp. company guaranty sub. notes 10s, 2011 (In default)(F)(NON)			$88,274	2,825

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 9 5/8s, 2018			105,000	112,088

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 7 3/4s, 2016			345,000	351,038

Bumble Bee Acquisition Corp. 144A company guaranty sr. notes 9s, 2017			200,000	201,000

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			184,000	195,960

Central Garden & Pet Co. company guaranty sr. sub. notes 8 1/4s, 2018			198,000	204,435

CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016(PIK)			95,000	91,913

CKE Restaurants, Inc. company guaranty sr. notes 11 3/8s, 2018			215,000	234,888

Claire's Stores, Inc. 144A sr. notes 8 7/8s, 2019			140,000	130,900

Constellation Brands, Inc. company guaranty sr. unsec. notes 7 1/4s, 2017			23,000	25,013

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			111,000	121,268

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			118,000	116,820

DineEquity, Inc. 144A sr. unsec. notes 9 1/2s, 2018			115,000	124,775

Dole Food Co. 144A sr. notes 8s, 2016			87,000	91,133

Dunkin Brands, Inc. 144A company guaranty sr. unsec. notes 9 5/8s, 2018			47,000	47,411

EC Finance PLC company guaranty sr. bonds Ser. REGS, 9 3/4s, 2017 (United Kingdom)		EUR	339,000	521,289

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			$165,000	171,806

Foodcorp (Pty), Ltd. 144A company guaranty sr. notes 8 3/4s, 2018 (South Africa)		EUR	100,000	141,579

Hertz Corp. company guaranty sr. unsec. notes 8 7/8s, 2014			$5,000	5,125

Hertz Corp. 144A company guaranty sr. unsec. notes 7 1/2s, 2018			65,000	66,950

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	156,000	238,239

JBS USA LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021			$620,000	602,950

Landry's Restaurants, Inc. 144A company guaranty sr. notes 11 5/8s, 2015			72,000	77,040

Libbey Glass, Inc. sr. notes 10s, 2015			49,000	53,165

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			145,000	151,888

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 8 1/4s, 2018			70,000	73,325

Refresco Group BV 144A company guaranty sr. bonds 7 3/8s, 2018 (Netherlands)		EUR	200,000	292,683

Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017			$315,000	312,638

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/2s, 2017			321,000	292,913

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			55,000	59,263

Roadhouse Financing, Inc. 144A sr. notes 10 3/4s, 2017			115,000	120,750

RSC Equipment Rental, Inc. company guaranty sr. unsec. notes 8 1/4s, 2021			95,000	94,525

Service Corporation International sr. notes 7s, 2019			80,000	84,200

Spectrum Brands, Inc. 144A sr. notes 9 1/2s, 2018			265,000	290,175

Stewart Enterprises, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2019			185,000	184,769

United Rentals North America, Inc. company guaranty sr. unsec. sub. notes 8 3/8s, 2020			70,000	70,000

West Corp. 144A sr. notes 7 7/8s, 2019			191,000	185,270

West Corp. 144A sr. unsec. notes 8 5/8s, 2018			8,000	8,080

				7,053,374
Energy (5.4%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			150,000	150,375

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			159,000	159,596

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			283,000	316,827

Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017			164,000	187,999

Arch Coal, Inc. company guaranty sr. unsec. notes 7 1/4s, 2020			305,000	310,338

Arch Coal, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			200,000	199,500

Arch Western Finance, LLC company guaranty sr. notes 6 3/4s, 2013			221,000	221,276

ATP Oil & Gas Corp. company guaranty sr. notes 11 7/8s, 2015			65,000	65,975

Brigham Exploration Co. company guaranty sr. unsec. notes 8 3/4s, 2018			286,000	311,740

Brigham Exploration Co. 144A company guaranty sr. unsec. notes 6 7/8s, 2019			50,000	49,750

Carrizo Oil & Gas, Inc. company guaranty sr. unsec notes 8 5/8s, 2018			347,000	357,410

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			140,000	151,200

Chaparral Energy, Inc. company guaranty sr. unsec. notes 8 7/8s, 2017			398,000	411,930

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			495,000	574,200

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. notes 5 7/8s, 2021			135,000	133,313

Complete Production Services, Inc. company guaranty 8s, 2016			388,000	405,460

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			225,000	225,563

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			125,000	136,250

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			710,000	773,900

CONSOL Energy, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2021			30,000	29,850

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			365,000	388,725

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			118,000	128,620

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			95,000	95,950

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			405,000	393,863

Ferrellgas LP/Ferrellgas Finance Corp. 144A sr. unsec. notes 6 1/2s, 2021			98,000	92,610

Forbes Energy Services Ltd. 144A company guaranty sr. unsec. notes 9s, 2019			150,000	147,750

Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A company guaranty sr. notes 7 1/8s, 2018			180,000	182,700

Gazprom OAO Via Gaz Capital SA 144A sr. sec. bond 9 1/4s, 2019 (Russia)			2,055,000	2,530,363

Gazprom Via Gaz Capital SA 144A company guaranty sr. unsec. bond 8.146s, 2018 (Russia)			176,000	204,211

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Netherlands)			230,000	272,679

Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019			195,000	195,000

Helix Energy Solutions Group, Inc. 144A sr. unsec. notes 9 1/2s, 2016			455,000	468,650

Hornbeck Offshore Services, Inc. sr. notes Ser. B, 6 1/8s, 2014			340,000	336,600

Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s, 2021			211,000	211,000

Infinis PLC 144A sr. notes 9 1/8s, 2014 (United Kingdom)		GBP	98,000	163,570

James River Escrow, Inc. 144A sr. notes 7 7/8s, 2019			$70,000	69,300

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			95,000	94,050

Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019			188,000	198,340

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)			200,000	219,228

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			135,000	135,675

Milagro Oil & Gas 144A notes 10 1/2s, 2016			225,000	211,500

Nak Naftogaz Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			275,000	298,691

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014			348,000	353,220

Offshore Group Investments, Ltd. company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			115,000	125,063

Offshore Group Investments, Ltd. 144A company guaranty sr. notes 11 1/2s, 2015 (Cayman Islands)			50,000	54,375

OPTI Canada, Inc. company guaranty sr. sec. notes 8 1/4s, 2014 (Canada) (In default)(NON)			430,000	178,450

OPTI Canada, Inc. 144A company guaranty sr. notes 9 3/4s, 2013 (Canada)			286,000	283,140

OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)			89,000	89,445

Peabody Energy Corp. company guaranty 7 3/8s, 2016			494,000	558,220

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			19,000	20,425

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			440,000	528,000

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			625,000	641,756

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			95,000	106,875

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			1,665,000	1,044,788

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			395,000	305,138

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			920,000	621,276

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			160,000	118,640

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			225,000	210,375

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5 1/2s, 2021 (Mexico)			175,000	183,488

Petroleum Co. of Trinidad & Tobago Ltd. 144A sr. unsec. notes 9 3/4s, 2019 (Trinidad)			545,000	658,088

Petroleum Development Corp. company guaranty sr. unsec. notes 12s, 2018			240,000	266,400

Plains Exploration & Production Co. company guaranty 7 3/4s, 2015			70,000	72,538

Plains Exploration & Production Co. company guaranty 7s, 2017			85,000	87,550

Plains Exploration & Production Co. company guaranty sr. unsec. notes 10s, 2016			270,000	303,750

Power Sector Assets & Liabilities Management Corp. 144A govt. guaranty sr. unsec. notes 7 1/4s, 2019 (Philippines)			425,000	502,563

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			150,000	155,250

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			124,000	137,330

SandRidge Energy, Inc. 144A company guaranty sr. unsec. notes 7 1/2s, 2021			40,000	40,500

SandRidge Energy, Inc. 144A company guaranty sr. unsec. unsub. notes 8s, 2018			578,000	589,560

SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019			85,000	85,213

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			60,000	59,681

				20,592,624
Financials (4.9%)

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			135,000	135,338

Ally Financial, Inc. company guaranty sr. unsec. notes 7s, 2012			25,000	25,475

Ally Financial, Inc. company guaranty sr. unsec. notes 6 7/8s, 2012			403,000	416,098

Ally Financial, Inc. company guaranty sr. unsec. notes 6 5/8s, 2012			512,000	522,240

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			65,000	72,638

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			565,000	590,425

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes FRN 2.454s, 2014			39,000	37,301

Ally Financial, Inc. 144A company guaranty notes 6 1/4s, 2017			140,000	139,066

Banco Do Brasil 144A sr. unsec. 9 3/4s, 2017 (Brazil)		BRL	436,000	286,303

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			$990,000	980,447

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.061s, 2012			270,938	268,791

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			56,000	57,540

CIT Group, Inc. sr. bonds 7s, 2014			25,653	25,974

CIT Group, Inc. 144A bonds 7s, 2017			1,051,000	1,048,373

CIT Group, Inc. 144A bonds 7s, 2016			493,000	491,151

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			205,000	213,713

CNO Financial Group, Inc. 144A company guaranty sr. notes 9s, 2018			55,000	58,300

Community Choice Financial, Inc. 144A sr. notes 10 3/4s, 2019			170,000	172,550

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			257,000	279,488

HUB International Holdings, Inc. 144A sr. sub. notes 10 1/4s, 2015			95,000	96,663

HUB International Holdings, Inc. 144A sr. unsec. unsub. notes 9s, 2014			65,000	66,300

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			385,000	390,775

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			50,000	48,875

JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %, 2017			1,000,000	1,031,201

JPMorgan Chase & Co. 144A unsec. unsub. notes 8s, 2012		INR	19,000,000	430,685

Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017			$252,000	261,450

MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 6 7/8s, 2021(R)			95,000	93,338

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			128,000	140,480

Nuveen Investments, Inc. company guaranty sr. unsec. unsub. notes 10 1/2s, 2015			191,000	195,298

Omega Healthcare Investors, Inc. 144A sr. notes 6 3/4s, 2022(R)			85,000	83,831

Russian Agricultural Bank OJSC Via RSHB Capital SA sub. bonds FRB 6.97s, 2016 (Russia)			3,585,000	3,583,530

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A notes 9s, 2014 (Russia)			1,425,000	1,629,844

Sabra Health Care LP/Sabra Capital Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018(R)			57,000	57,000

Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South Korea)			137,000	143,112

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			155,000	159,261

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			200,000	207,510

USI Holdings Corp. 144A company guaranty sr. unsec. notes FRN 4.136s, 2014			60,000	55,800

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 7 1/2s, 2011 (Russia)			1,090,000	1,107,985

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,385,000	1,486,105

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			130,000	136,149

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. unsub. notes 6.609s, 2012 (Russia)			1,390,000	1,460,695

				18,687,098
Government (0.2%)

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013 (India)		INR	22,600,000	486,606

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014		RUB	9,750,000	340,839

				827,445
Health care (1.6%)

Aviv Healthcare Properties LP 144A sr. notes 7 3/4s, 2019			$139,000	142,128

Biomet, Inc. company guaranty sr. unsec. notes 10s, 2017			100,000	109,000

Capella Healthcare, Inc. 144A company guaranty sr. notes 9 1/4s, 2017			160,000	168,800

CDRT Merger Sub, Inc. 144A company guaranty sr. unsec. notes 8 1/8s, 2019			105,000	105,000

CHS/Community Health Systems, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2015			371,000	382,130

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	143,449

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$428,000	442,980

DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			45,000	45,788

DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s, 2018			145,000	146,813

Elan Finance PLC/Elan Finance Corp. company guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)			203,000	213,404

Endo Pharmaceuticals Holdings, Inc. 144A company guaranty sr. unsec. notes 7s, 2019			130,000	133,250

Giant Funding Corp. 144A sr. notes 8 1/4s, 2018 (Spain)			226,000	235,605

HCA Holdings, Inc. 144A sr. unsec. notes 7 3/4s, 2021			172,000	178,450

HCA, Inc. company guaranty sr. notes 9 5/8s, 2016(PIK)			394,000	419,118

HCA, Inc. sr. sec. notes 9 1/4s, 2016			681,000	722,711

IASIS Healthcare, LLC/IASIS Capital Corp. 144A sr. notes 8 3/8s, 2019			375,000	370,313

Kindred Escrow Corp. 144A sr. notes 8 1/4s, 2019			60,000	59,700

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			150,000	159,375

Select Medical Corp. company guaranty 7 5/8s, 2015			91,000	90,090

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			310,000	320,075

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015(PIK)			120,841	124,164

Tenet Healthcare Corp. company guaranty sr. notes 10s, 2018			119,000	135,214

Tenet Healthcare Corp. sr. notes 9s, 2015			285,000	305,663

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			198,000	218,543

Tenet Healthcare Corp. sr. unsec. notes 8s, 2020			175,000	177,844

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			30,000	29,025

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			75,000	73,500

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			30,000	29,400

Vanguard Health Systems, Inc. sr. unsec. notes zero %, 2016			200,000	131,750

Ventas Realty LP/Capital Corp. company guaranty 9s, 2012(R)			305,000	322,756

				6,136,038
Technology (1.3%)

Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s, 2020			60,000	61,800

Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015			64,000	65,280

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			190,000	183,825

Buccaneer Merger Sub, Inc. 144A sr. notes 9 1/8s, 2019			188,000	195,520

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			139,000	141,085

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			316,000	316,000

CommScope, Inc. 144A sr. notes 8 1/4s, 2019			140,000	144,200

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019 (Canada)			120,000	115,650

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 7/8s, 2020			81,000	85,961

Fidelity National Information Services, Inc. company guaranty sr. unsec. notes 7 5/8s, 2017			201,000	213,311

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015(PIK)			412,130	427,585

First Data Corp. company guaranty sr. unsec. sub. notes 11 1/4s, 2016			141,000	138,885

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020			75,000	80,063

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			50,000	50,375

First Data Corp. 144A sr. bonds 12 5/8s, 2021			452,000	483,640

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			416,000	462,800

Freescale Semiconductor, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2020			68,000	76,840

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			470,000	486,450

NXP BV/NXP Funding, LLC 144A company guaranty sr. notes 9 3/4s, 2018 (Netherlands)			464,000	519,680

Seagate HDD Cayman 144A company guaranty sr. unsec. notes 7 3/4s, 2018 (Cayman Islands)			186,000	195,300

SunGard Data Systems, Inc. company guaranty 10 1/4s, 2015			351,000	363,285

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			149,000	150,490

				4,958,025
Transportation (0.2%)

AMGH Merger Sub., Inc. 144A company guaranty sr. notes 9 1/4s, 2018			198,000	208,395

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			285,000	301,744

Western Express, Inc. 144A sr. notes 12 1/2s, 2015			125,000	118,125

				628,264
Utilities and power (1.9%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			475,000	503,500

AES Corp. (The) 144A sr. note 7 3/8s, 2021			135,000	137,025

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	528,000	636,239

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			$165,000	169,538

Calpine Corp. 144A sr. notes 7 1/4s, 2017			425,000	431,375

Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019			495,000	360,113

Edison Mission Energy sr. unsec. notes 7 3/4s, 2016			151,000	135,900

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013			69,000	69,431

Edison Mission Energy sr. unsec. notes 7.2s, 2019			147,000	116,865

Edison Mission Energy sr. unsec. notes 7s, 2017			23,000	18,630

El Paso Natural Gas Co. debs. 8 5/8s, 2022			247,000	319,393

Energy Future Holdings Corp. company guaranty sr. notes 10s, 2020			595,000	631,569

Energy Future/Energy Future Intermediate Holdings Finance Co., LLC sr. notes 10s, 2020			296,000	315,672

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			300,000	318,000

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			295,000	308,275

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			45,000	46,800

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016			115,000	127,480

Majapahit Holding BV 144A company guaranty sr. unsec. notes 8s, 2019 (Indonesia)			400,000	473,000

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			1,085,000	1,259,967

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2021			595,000	593,513

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			110,000	115,487

NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017			40,000	40,972

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			135,000	132,638

				7,261,382

Total corporate bonds and notes (cost $115,294,314)				$118,924,587

MORTGAGE-BACKED SECURITIES (25.3%)(a)
			Principal amount	Value

Adjustable Rate Mortgage Trust
FRB Ser. 07-1, Class 2A1, 5.559s, 2037			$594,154	$338,668
FRB Ser. 07-1, Class 5A31, 0.326s, 2037			950,465	446,718

Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036			163,000	133,660
Ser. 01-1, Class K, 6 1/8s, 2036			367,000	273,966
Ser. 07-5, Class XW, IO, 0.59s, 2051			109,996,097	1,846,482

Banc of America Funding Corp.
FRB Ser. 06-D, Class 6A1, 5.387s, 2036			2,266,655	1,393,993
FRB Ser. 07-B, Class A1, 0.396s, 2047			938,441	581,833

Barclays Capital, LLC Trust
FRB Ser. 07-AA2, Class 12A1, 0.396s, 2047			1,648,519	873,715
FRB Ser. 07-AA1, Class 2A1, 0.366s, 2037			1,343,453	752,334

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 07-1, Class 2A1, 5.161s, 2047			1,079,456	669,263

Bear Stearns Alt-A Trust
FRB Ser. 06-3, Class 36A1, 5.986s, 2036			4,178,848	2,695,357
FRB Ser. 06-5, Class 2A2, 5.98s, 2036			2,444,498	1,466,699
FRB Ser. 06-3, Class 35A1, 5.634s, 2036			2,959,833	1,920,192
FRB Ser. 06-5, Class 2A1, 5.618s, 2036			507,736	304,641
FRB Ser. 07-1, Class 21A1, 5.168s, 2047			1,205,167	668,868
Ser. 06-4, Class 22A1, 3.186s, 2036			709,519	322,121

Bear Stearns Asset Backed Securities Trust
FRB Ser. 06-IM1, Class A3, 0.466s, 2036			1,272,214	343,498
FRB Ser. 06-IM1, Class A1, 0.416s, 2036			513,706	246,579

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.407s, 2036			1,089,226	573,243
FRB Ser. 07-AR5, Class 1A1A, 5.379s, 2037			551,011	314,095
FRB Ser. 05-10, Class 1A1A, 2.995s, 2035			1,608,369	868,519
FRB Ser. 05-10, Class 1A4A, 2.863s, 2035			1,038,396	614,730

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A Ser. 07-CD5, Class XS, IO, 0.116s, 2044			33,839,687	146,662

Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.869s, 2014 (United Kingdom)		GBP	444,023	499,420
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (United Kingdom)		GBP	226,682	273,174

Countrywide Alternative Loan Trust
Ser. 06-41CB, Class 1A7, 6s, 2037			$494,605	316,547
FRB Ser. 05-84, Class 4A1, 5.777s, 2036			4,603,556	2,854,205
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047			951,878	912,911
FRB Ser. 06-19CB, Class A19, 0.986s, 2036			769,005	399,882
FRB Ser. 06-18CB, Class A7, 0.536s, 2036			1,615,802	807,901
FRB Ser. 06-OC10, Class 2A2A, 0.366s, 2036			755,503	363,822
FRB Ser. 06-HY11, Class A1, 0.306s, 2036			1,828,765	1,060,684

Countrywide Home Loans FRB Ser. 05-HYB4, Class 2A1, 2.794s, 2035			456,632	305,944

Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.611s, 2035(F)			106,401	13,752
FRB Ser. 05-R3, Class AF, 0.586s, 2035			104,514	86,747

CS First Boston Mortgage Securities Corp. 144A Ser. 02-CP5, Class M, 5 1/4s, 2035			354,000	108,413

Deutsche Alt-A Securities, Inc. Mortgage
FRB Ser. 06-AR1, Class 3A1, 2.951s, 2036			1,550,124	1,007,581
FRB Ser. 07-AR3, Class 2A2A, 0.366s, 2037			2,287,405	1,486,813
FRB Ser. 06-AR6, Class A4, 0.356s, 2037			694,335	428,752

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
FRB Ser. 06-AR1, Class 1A3, 0.516s, 2036			4,445,029	1,978,038
FRB Ser. 06-AR6, Class A6, 0.376s, 2037			737,945	372,662
FRB Ser. 06-AR3, Class A1, 0.376s, 2036			1,087,422	467,591
FRB Ser. 06-AR3, Class A5, 0.356s, 2036			2,034,259	1,240,898

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031(F)			286,492	286,389

European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D, 1.672s, 2014 (United Kingdom)		GBP	151,685	48,746

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.852s, 2032			$309,703	502,812
IFB Ser. 3408, Class EK, 25.04s, 2037			213,785	321,597
IFB Ser. 2979, Class AS, 23.587s, 2034			118,018	162,617
IFB Ser. 3072, Class SM, 23.111s, 2035			275,904	405,603
IFB Ser. 3072, Class SB, 22.964s, 2035			247,164	361,673
IFB Ser. 3249, Class PS, 21.658s, 2036			227,933	327,244
IFB Ser. 3031, Class BS, 16.257s, 2035			402,785	528,719
IFB Ser. 3727, Class PS, IO, 6.513s, 2038			3,116,886	529,559
IFB Ser. 3287, Class SE, IO, 6.513s, 2037			1,494,203	256,360
IFB Ser. 3398, Class SI, IO, 6.463s, 2036			2,046,027	262,996
IFB Ser. 3485, Class SI, IO, 6.363s, 2036			474,220	78,777
IFB Ser. 3751, Class SB, IO, 5.853s, 2039			9,133,980	1,406,085
IFB Ser. 3852, Class TB, 5.813s, 2041			1,286,058	1,188,124
IFB Ser. 3768, Class PS, IO, 5.813s, 2036			2,246,876	346,918
Ser. 3645, Class ID, IO, 5s, 2040			1,305,878	214,752
Ser. 3653, Class KI, IO, 5s, 2038			2,859,142	474,789
Ser. 3632, Class CI, IO, 5s, 2038			1,524,335	259,366
Ser. 3626, Class DI, IO, 5s, 2037			1,071,489	124,089
Ser. 3623, Class CI, IO, 5s, 2036			962,202	171,631
Ser. 3747, Class HI, IO, 4 1/2s, 2037			651,228	96,577
Ser. 3738, Class MI, IO, 4s, 2034			6,645,315	833,987
Ser. 3736, Class QI, IO, 4s, 2034			8,213,168	1,050,066
Ser. 3751, Class MI, IO, 4s, 2034			9,059,750	1,185,468
Ser. 3707, Class HI, IO, 4s, 2023			1,322,502	133,692
Ser. 3707, Class KI, IO, 4s, 2023			2,299,801	200,704
Ser. T-57, Class 1AX, IO, 0.424s, 2043			1,372,003	21,953
Ser. 3124, Class DO, PO, zero %, 2036			22,770	17,334
FRB Ser. 3326, Class YF, zero %, 2037			71,926	56,497
FRB Ser. 3251, Class TC, zero %, 2036			25,881	25,772
FRB Ser. 3072, Class TJ, zero %, 2035			7,374	7,369
FRB Ser. 3326, Class WF, zero %, 2035			16,263	13,358
FRB Ser. 3030, Class EF, zero %, 2035(F)			21,176	18,827
FRB Ser. 3033, Class YF, zero %, 2035(F)			1,706	1,701
FRB Ser. 3412, Class UF, zero %, 2035(F)			8,899	8,312

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.785s, 2036			434,267	765,612
IFB Ser. 07-53, Class SP, 23.519s, 2037			245,749	363,979
IFB Ser. 08-24, Class SP, 22.602s, 2038			210,555	308,299
IFB Ser. 05-75, Class GS, 19.693s, 2035			269,597	367,065
IFB Ser. 05-83, Class QP, 16.911s, 2034			280,780	370,152
IFB Ser. 10-135, Class SP, IO, 6.414s, 2040			4,727,752	905,497
IFB Ser. 11-51, Class SK, IO, 6.264s, 2041			3,764,293	668,689
IFB Ser. 10-35, Class SG, IO, 6.214s, 2040			4,590,858	901,186
IFB Ser. 11-51, Class SM, IO, 5.664s, 2041			6,563,926	949,275
IFB Ser. 10-46, Class WS, IO, 5.564s, 2040			5,173,085	678,191
Ser. 374, Class 6, IO, 5 1/2s, 2036			1,164,714	255,375
Ser. 10-21, Class IP, IO, 5s, 2039			2,610,685	461,506
Ser. 10-92, Class CI, IO, 5s, 2039			1,525,363	292,725
Ser. 398, Class C5, IO, 5s, 2039			1,053,861	226,580
Ser. 10-13, Class EI, IO, 5s, 2038			723,114	95,089
Ser. 378, Class 19, IO, 5s, 2035			3,018,893	611,803
Ser. 366, Class 22, IO, 4 1/2s, 2035			1,089,602	115,051
Ser. 407, Class 1, IO, 4s, 2041			2,501,400	636,356
Ser. 407, Class 2, IO, 4s, 2041			1,002,511	255,039
Ser. 406, Class 2, IO, 4s, 2041			4,359,030	1,046,167
Ser. 406, Class 1, IO, 4s, 2041			2,727,393	654,574
Ser. 03-W10, Class 1, IO, 1.509s, 2043			754,330	36,774
Ser. 99-51, Class N, PO, zero %, 2029			35,532	32,321
IFB Ser. 06-48, Class FG, zero %, 2036			21,724	19,902

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.108s, 2020(F)			2,931,911	86,810

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036			107,303	98,719

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.891s, 2041			2,740,267	2,667,814
IFB Ser. 11-56, Class SG, 6.891s, 2041			1,523,720	1,486,405
IFB Ser. 10-142, Class SA, IO, 6.514s, 2039			3,248,353	559,326
IFB Ser. 10-151, Class SL, IO, 6.514s, 2039			1,606,610	307,328
IFB Ser. 10-85, Class AS, IO, 6.464s, 2039			3,174,241	575,331
IFB Ser. 10-98, Class QS, IO, 6.414s, 2040			3,253,883	593,834
IFB Ser. 10-88, Class SA, IO, 6.364s, 2040			3,233,446	625,510
IFB Ser. 10-157, Class SN, IO, 6.364s, 2038			3,036,725	500,969
IFB Ser. 11-79, Class AS, IO, 5.915s, 2037(F)			3,790,000	539,138
IFB Ser. 10-113, Class DS, IO, 5.914s, 2039			2,496,813	400,189
IFB Ser. 10-115, Class SN, IO, 5.914s, 2038			1,509,013	238,741
IFB Ser. 10-115, Class AS, IO, 5.864s, 2040			1,597,509	287,823
IFB Ser. 10-116, Class SL, IO, 5.864s, 2039			1,526,534	256,320
IFB Ser. 10-168, Class SL, IO, 5.814s, 2040			2,005,920	344,597
IFB Ser. 10-121, Class SE, IO, 5.814s, 2040			2,716,542	456,298
IFB Ser. 10-89, Class SD, IO, 5.744s, 2040			2,358,218	412,617
IFB Ser. 10-116, Class SA, IO, 5.714s, 2040			3,987,626	698,193
IFB Ser. 11-70, Class SM, IO, 5.704s, 2041			2,415,000	578,344
IFB Ser. 11-70, Class SH, IO, 5.704s, 2041			2,481,000	593,033
Ser. 11-70, PO, zero %, 2041			5,499,771	4,017,033
Ser. 06-36, Class OD, PO, zero %, 2036			15,201	13,671

GS Mortgage Securities Corp. II 144A Ser. 05-GG4, Class XC, IO, 0.33s, 2039(F)			71,121,235	1,246,157

Harborview Mortgage Loan Trust FRB Ser. 05-14, Class 5A1A, 5.559s, 2035			2,075,052	1,224,281

HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1, 5.668s, 2037			2,812,061	1,743,478

IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 5.432s, 2037			1,545,294	973,535
FRB Ser. 06-AR25, Class 5A1, 5.402s, 2036			1,737,882	1,018,322
FRB Ser. 07-AR9, Class 2A1, 5.36s, 2037			796,130	508,528
FRB Ser. 06-AR25, Class 3A1, 5.132s, 2036			808,245	387,958
FRB Ser. 07-AR11, Class 1A1, 4.686s, 2037			878,412	456,774
FRB Ser. 06-AR3, Class 2A1A, 2.817s, 2036			1,212,558	606,279
FRB Ser. 05-AR31, Class 3A1, 2.668s, 2036			1,884,858	1,112,066
FRB Ser. 06-AR39, Class A1, 0.366s, 2037			3,774,662	2,123,248
FRB Ser. 06-AR35, Class 2A1A, 0.356s, 2037			1,130,524	563,751

JPMorgan Alternative Loan Trust
FRB Ser. 07-A2, Class 12A1, 0.386s, 2037			809,778	404,889
FRB Ser. 06-A7, Class 1A1, 0.346s, 2036			1,818,698	982,097
FRB Ser. 06-A6, Class 1A1, 0.346s, 2036			825,807	473,429
FRB Ser. 07-A1, Class 1A1A, 0.326s, 2037			933,805	392,198

JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 07-CB20, Class X1, IO, 0.198s, 2051			64,577,681	697,297

LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1, Class G, 6.41s, 2031(F)			253,101	256,133

LB-UBS Commercial Mortgage Trust 144A Ser. 02-C2, Class K, 6.529s, 2035(F)			922,000	935,461

Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.316s, 2037			798,548	401,270

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.386s, 2028(F)			756,289	25,027

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.175s, 2037			734,214	40,675
Ser. 07-C5, Class X, IO, 5.081s, 2049			2,246,869	157,281

Morgan Stanley Capital I 144A FRB Ser. 04-RR, Class F7, 6s, 2039(F)			1,730,000	1,520,518

Morgan Stanley Mortgage Loan Trust FRB Ser. 06-3AR, Class 3A1, 5.416s, 2036			485,352	310,625

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 10.236s, 2043(F)			1,215,429	1,284,285

Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO, 1.989s, 2012			1,241	8

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2033			123,000	4,920

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018			193,000	135,293

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 06-9, Class 1A1, 5.159s, 2036			648,490	395,284
FRB Ser. 07-4, Class 1A1, 0.426s, 2037			790,127	339,755
FRB Ser. 07-6, Class 2A1, 0.376s, 2037			950,858	575,269

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.025s, 2045			3,754,537	551,541
Ser. 07-4, Class 1A4, IO, 1s, 2045			5,064,287	205,610

Ursus PLC 144A FRB Ser. 1-A, Class D, 6.938s, 2012 (Ireland)		GBP	209,988	16,870

Wachovia Bank Commercial Mortgage Trust Ser. 07-C34, IO, 0.545s, 2046			$17,735,014	261,414

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-WL5A, Class L, 3.487s, 2018			477,000	286,200

Wachovia Mortgage Loan Trust, LLC FRB Ser. 06-AMN1, Class A2, 0.336s, 2036			1,704,450	801,092

Washington Mutual Mortgage Pass-Through Certificates FRB Ser. 07-0C2, Class A3, 0.496s, 2037			1,051,678	581,079

Total mortgage-backed securities (cost $96,019,256)				$96,067,183

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (19.7%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.3%)

Government National Mortgage Association Pass-Through Certificates 6 1/2s, November 20, 2038			$1,014,291	$1,142,860

				1,142,860
U.S. Government Agency Mortgage Obligations (19.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, TBA, June 1, 2041			3,000,000	3,103,711
3 1/2s, January 1, 2041			826,126	790,241

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, TBA, July 1, 2041			1,000,000	1,132,188
5s, TBA, June 1, 2041			14,000,000	14,896,328
4 1/2s, TBA, July 1, 2041			26,000,000	26,899,844
4s, TBA, July 1, 2041			26,000,000	26,000,000
3 1/2s, December 1, 2040			748,747	717,394

				73,539,706

Total U.S. government and agency mortgage obligations (cost $74,925,193)				$74,682,566

U.S. TREASURY OBLIGATIONS (0.6%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.375s, January 15, 2017(i)			$1,109,196	$1,278,936

U.S. Treasury Notes 1.375s, February 15, 2013(i)			1,005,000	1,026,306

Total U.S. treasury obligations (cost $2,305,242)				$2,305,242

ASSET-BACKED SECURITIES (13.7%)(a)
			Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C, 0.336s, 2036			$115,000	$48,546

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.061s, 2034			46,940	14,041

Bombardier Capital Mortgage Securitization Corp. Ser. 00-A, Class A4, 8.29s, 2030			447,241	307,478

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-OPX1, Class A1A, 0.256s, 2037			422,451	160,531

Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030			1,144,356	921,206
Ser. 00-5, Class A7, 8.2s, 2032			1,472,111	1,203,451
Ser. 00-1, Class A5, 8.06s, 2031			782,761	602,726
Ser. 00-4, Class A5, 7.97s, 2032			157,395	127,096
Ser. 00-5, Class A6, 7.96s, 2032			678,536	549,614
Ser. 02-1, Class M1F, 7.954s, 2033			44,000	48,545
FRB Ser. 02-1, Class M1A, 2.241s, 2033			2,249,000	2,012,084
FRB Ser. 01-4, Class M1, 1.941s, 2033			295,000	157,284

Countrywide Asset Backed Certificates
FRB Ser. 06-6, Class 2A3, 0.466s, 2036			4,059,000	1,217,700
FRB Ser. 07-7, Class 2A3, 0.416s, 2047			2,847,000	1,167,270
FRB Ser. 07-3, Class 2A2, 0.356s, 2047			859,000	576,674
FRB Ser. 07-6, Class 2A2, 0.356s, 2037			538,000	410,225
FRB Ser. 06-8, Class 2A3, 0.346s, 2046(F)			660,000	297,000
FRB Ser. 07-8, Class 2A2, 0.316s, 2037			1,864,000	1,342,080
FRB Ser. 06-25, Class 2A2, 0.306s, 2047			850,000	782,000
FRB Ser. 07-1, Class 2A2, 0.286s, 2037			1,467,000	1,070,910

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038			457,381	9,148

First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 06-FF11, Class 2A3, 0.336s, 2036			871,000	435,500

Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 3.562s, 2043(F)		EUR	1,430,000	1,069,041
FRB Ser. 03-2, Class 3C, 3.326s, 2043(F)		GBP	688,016	514,348

Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020			$858,870	554,830
Ser. 94-4, Class B2, 8.6s, 2019			321,202	168,118
Ser. 93-1, Class B, 8.45s, 2018			170,257	132,905
Ser. 99-5, Class A5, 7.86s, 2029			840,855	765,178
Ser. 96-8, Class M1, 7.85s, 2027			387,000	389,663
Ser. 99-5, Class A6, 7 1/2s, 2030			588,186	499,958
Ser. 95-8, Class B1, 7.3s, 2026			362,579	361,144
Ser. 95-4, Class B1, 7.3s, 2025			371,800	380,102
Ser. 97-6, Class M1, 7.21s, 2029			1,087,000	939,757
Ser. 98-2, Class A6, 6.81s, 2028			262,571	276,802
Ser. 99-3, Class A7, 6.74s, 2031			624,238	624,238
Ser. 99-3, Class A9, 6.53s, 2031			431,090	397,120
Ser. 99-2, Class A7, 6.44s, 2030			34,003	35,052
Ser. 99-1, Class A6, 6.37s, 2025			9,543	9,830
Ser. 98-4, Class A5, 6.18s, 2030			326,801	342,176

Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031			1,329,788	1,347,241

GSAA Home Equity Trust
FRB Ser. 06-3, Class A3, 0.486s, 2036(F)			2,713,968	1,356,984
FRB Ser. 05-15, Class 2A2, 0.436s, 2036			729,085	480,397
FRB Ser. 05-11, Class 3A4, 0.436s, 2035			1,291,617	1,039,752
FRB Ser. 06-19, Class A3A, 0.426s, 2036			676,912	345,225
FRB Ser. 07-3, Class A4A, 0.406s, 2047			1,722,576	844,062
FRB Ser. 06-1, Class A2, 0.406s, 2036			1,253,786	595,548
FRB Ser. 07-4, Class A2, 0.386s, 2037			867,946	386,236
FRB Ser. 06-17, Class A2, 0.366s, 2036			769,915	354,161
FRB Ser. 06-8, Class 2A2, 0.366s, 2036			5,349,451	2,460,747
FRB Ser. 06-11, Class 2A2, 0.346s, 2036			4,585,668	2,109,407
FRB Ser. 06-12, Class A2A, 0.336s, 2036			1,048,969	545,464
FRB Ser. 06-19, Class A1, 0.276s, 2036			1,593,180	712,948
FRB Ser. 06-17, Class A1, 0.246s, 2036			1,306,495	594,455
FRB Ser. 06-16, Class A1, 0.246s, 2036			1,705,109	767,299
FRB Ser. 06-8, Class 2A1, 0.246s, 2036			1,575,191	724,588
FRB Ser. 06-14, Class A1, 0.236s, 2036			917,170	421,898
FRB Ser. 06-12, Class A1, 0.236s, 2036			2,013,292	964,568
FRB Ser. 07-3, Class 2A1A, 0.216s, 2047			1,239,188	625,790

GSMPS Mortgage Loan Trust FRB Ser. 05-14, Class 2A2, 0.436s, 2035			980,463	549,059

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.186s, 2030			396,817	12,897

Lehman XS Trust
FRB Ser. 05-6, Class 1A4, 0.566s, 2035			1,218,000	481,110
FRB Ser. 06-19, Class A2, 0.356s, 2036			2,309,647	1,201,016

Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 0.446s, 2036			112,228	39,089
FRB Ser. 06-WL1, Class 2A3, 0.426s, 2046			825,169	515,731

Madison Avenue Manufactured Housing Contract FRB Ser. 02-A, Class B1, 3.436s, 2032			1,328,356	1,179,912

Merrill Lynch First Franklin Mortgage Loan Asset Backed Certificates FRB Ser. 07-1, Class A2B, 0.356s, 2037			1,077,052	490,059

Merrill Lynch Mortgage Investors Trust FRB Ser. 07-HE1, Class A2B, 0.356s, 2037			1,021,260	368,726

Mid-State Trust Ser. 11, Class B, 8.221s, 2038			97,324	94,552

Morgan Stanley Capital, Inc. FRB Ser. 04-HE8, Class B3, 3.386s, 2034			49,388	12,130

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.346s, 2036			974,881	467,354
FRB Ser. 06-2, Class A2C, 0.336s, 2036			1,275,000	681,140

Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029			693,019	658,368
Ser. 95-B, Class B1, 7.55s, 2021			186,067	137,195
Ser. 00-D, Class A4, 7.4s, 2030			1,579,192	1,054,111
Ser. 02-B, Class A4, 7.09s, 2032			347,585	357,558
Ser. 99-B, Class A4, 6.99s, 2026			663,081	656,451
Ser. 02-A, Class A4, 6.97s, 2032			41,123	40,763
Ser. 01-D, Class A4, 6.93s, 2031			555,570	447,755
Ser. 01-E, Class A4, 6.81s, 2031			884,794	776,960
Ser. 99-B, Class A3, 6.45s, 2017			157,967	152,537
Ser. 01-C, Class A2, 5.92s, 2017			804,458	424,352
Ser. 02-C, Class A1, 5.41s, 2032			1,115,373	1,070,758
Ser. 01-E, Class A2, 5.05s, 2031			782,075	615,884
Ser. 02-A, Class A2, 5.01s, 2020			180,723	168,291

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030			487,267	466,559

Residential Asset Mortgage Products, Inc. FRB Ser. 07-RZ1, Class A2, 0.346s, 2037			173,161	102,981

Residential Asset Securities Corp. Ser. 01-KS3, Class AII, 0.646s, 2031			1,174,179	915,625

SG Mortgage Securities Trust FRB Ser. 06-OPT2, Class A3D, 0.396s, 2036			246,000	79,459

Soundview Home Equity Loan Trust FRB Ser. 06-OPT3, Class 2A3, 0.356s, 2036			113,252	86,233

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			496,508	59,581

TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV, 6.84s, 2037			390,000	195,000

Total asset-backed securities (cost $57,792,797)				$52,157,337

FOREIGN GOVERNMENT BONDS AND NOTES (8.9%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$1,520,000	$1,396,120

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			197,000	199,429

Argentina (Republic of) sr. unsec. bonds FRB 0.45s, 2013			1,431,000	335,226

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			5,501,000	5,277,769

Argentina (Republic of) sr. unsec. unsub. bonds Ser. $ V, 10 1/2s, 2012		ARS	2,039,000	482,066

Argentina (Republic of) sr. unsec. unsub. bonds FRB 0.467s, 2012			$21,601,000	5,206,273

Banco Nacional de Desenvolvimento Economico e Social 144A notes 5 1/2s, 2020 (Brazil)			100,000	105,875

Brazil (Federal Republic of) notes 10s, 2017		BRL	1,500	916,996

Brazil (Federal Republic of) unsub. notes 10s, 2014		BRL	990	630,460

Chile (Republic of) notes 5 1/2s, 2020		CLP	170,000,000	366,823

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			$265,000	275,600

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017			690,000	774,277

Hungary (Republic of) sr. unsec. unsub. notes 6 3/8s, 2021			70,000	73,500

Indonesia (Republic of) 144A sr. unsec. notes 4 7/8s, 2021			310,000	317,363

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 7/8s, 2018			550,000	643,500

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2014			1,590,000	1,768,016

Industrial Bank of Korea 144A sr. notes 7 1/8s, 2014			325,000	365,396

Philippines (Republic of) sr. unsec. unsub. bonds 6 1/2s, 2020			1,350,000	1,571,130

Russia (Federation of) 144A unsec. unsub. bonds 7 1/2s, 2030			2,110,600	2,476,071

South Africa (Republic of) sr. unsec. unsub. notes 6 7/8s, 2019			430,000	512,775

Sri Lanka (Republic of) 144A notes 7.4s, 2015			200,000	217,578

Turkey (Republic of) bonds 16s, 2012		TRY	175,000	112,802

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019			$810,000	952,204

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017			1,505,000	1,761,271

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017			175,000	182,875

Ukraine (Government of) sr. unsec. bonds 6.385s, 2012			925,000	942,270

Ukraine (Government of) 144A bonds 7 3/4s, 2020			1,175,000	1,219,063

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021			960,000	994,810

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			400,000	420,000

Venezuela (Republic of) bonds 8 1/2s, 2014			225,000	202,403

Venezuela (Republic of) unsec. notes 10 3/4s, 2013			1,985,000	1,956,892

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018			1,285,000	1,270,621

Total foreign government bonds and notes (cost $30,365,690)				$33,927,454

SENIOR LOANS (2.9%)(c)
			Principal amount	Value

Basic materials (0.2%)

American Rock Salt Co., LLC / American Rock Capital Corp. bank term loan FRN 5 1/2s, 2017			$50,000	$49,875

Exopack, LLC bank term loan FRN Ser. B, 6 1/2s, 2017			90,000	89,775

Georgia-Pacific, LLC bank term loan FRN Ser. B2, 2.307s, 2012			94,324	94,186

INEOS Holdings, Ltd. bank term loan FRN Ser. B2, 7.501s, 2013 (United Kingdom)			89,760	92,705

INEOS Holdings, Ltd. bank term loan FRN Ser. C2, 8.001s, 2014 (United Kingdom)			95,240	98,365

Momentive Performance Materials, Inc. bank term loan FRN 3 3/4s, 2013			158,342	154,713

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			89,745	89,493

Univar, Inc. bank term loan FRN Ser. B, 5s, 2017			89,774	89,566

				758,678
Capital goods (0.1%)

SRAM Corp. bank term loan FRN Ser. 2nd, 8 1/2s, 2018			60,000	60,000
Communication services (0.4%)

Charter Communications Operating, LLC bank term loan FRN Ser. l, 7 1/4s, 2014			6,213	6,237

Charter Communications, Inc. bank term loan FRN Ser. C, 3.56s, 2016			811,200	810,615

Insight Midwest, LP bank term loan FRN Ser. B, 1.983s, 2014			119,814	117,482

Intelsat Jackson Holdings SA bank term loan FRN 3.285s, 2014 (Luxembourg)			460,000	442,750

Level 3 Communications, Inc. bank term loan FRN 2.533s, 2014			158,000	152,733

Level 3 Financing, Inc. bank term loan FRN Ser. B, 11 1/2s, 2014			95,000	100,502

				1,630,319
Consumer cyclicals (1.3%)

Brickman Group Holdings, Inc. bank term loan FRN Ser. B, 7 1/4s, 2016			437,800	442,725

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B, 6 1/4s, 2017			49,875	49,694

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B1, 3.274s, 2015			265,000	237,920

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3.246s, 2015			309,439	277,464

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017			246,070	248,761

Cengage Learning Acquisitions, Inc. bank term loan FRN Ser. B, 2.44s, 2014			287,449	257,832

Clear Channel Communications, Inc. bank term loan FRN Ser. B, 3.841s, 2016			436,042	367,366

Compucom Systems, Inc. bank term loan FRN 3.7s, 2014			105,719	102,548

Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014			137,523	114,144

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5.252s, 2018			184,538	183,780

Federal Mogul Corp. bank term loan FRN Ser. B, 2.128s, 2014			36,774	34,765

Federal Mogul Corp. bank term loan FRN Ser. C, 2.128s, 2015			18,762	17,737

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.44s, 2014			217,466	76,430

GateHouse Media, Inc. bank term loan FRN Ser. B, 2.19s, 2014			185,167	65,078

GateHouse Media, Inc. bank term loan FRN Ser. DD, 2.2s, 2014			69,092	24,283

Golden Nugget, Inc. bank term loan FRN 2.2s, 2014(PIK)			57,592	50,297

Golden Nugget, Inc. bank term loan FRN Ser. B, 2.2s, 2014(PIK)			101,172	88,357

Goodman Global, Inc. bank term loan FRN 9s, 2017			120,000	123,050

Goodman Global, Inc. bank term loan FRN Ser. 1st, 5 3/4s, 2016			241,178	241,580

KAR Auction Services, Inc. bank term loan FRN Ser. B, 5s, 2017			70,000	70,131

Michaels Stores, Inc. bank term loan FRN Ser. B, 2.546s, 2013			107,457	105,454

National Bedding Co., LLC bank term loan FRN Ser. B, 3.756s, 2013			72,423	71,699

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			160,000	157,818

Nortek, Inc. bank term loan FRN Ser. B, 5.253s, 2017			60,000	60,000

R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s, 2014			516,208	351,667

Realogy Corp. bank term loan FRN Ser. B, 4.518s, 2016			422,232	375,434

ServiceMaster Co. (The) bank term loan FRN Ser. B, 2.713s, 2014			225,245	218,613

ServiceMaster Co. (The) bank term loan FRN Ser. DD, 2.7s, 2014			22,763	22,093

Six Flags Theme Parks bank term loan FRN Ser. B, 5 1/4s, 2016			212,857	213,744

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014 (In default)(NON)			289,000	195,436

Univision Communications, Inc. bank term loan FRN 4.441s, 2017			171,147	163,445

				5,009,345
Consumer staples (0.2%)

Claire's Stores, Inc. bank term loan FRN 3.051s, 2014			238,089	216,561

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			115,000	114,623

Revlon Consumer Products bank term loan FRN Ser. B, 4 3/4s, 2017			245,000	245,000

Rite-Aid Corp. bank term loan FRN Ser. B, 1.943s, 2014			94,519	90,167

West Corp. bank term loan FRN Ser. B2, 2.645s, 2013			23,026	22,805

West Corp. bank term loan FRN Ser. B5, 4.52s, 2016			56,002	56,072

				745,228
Energy (0.1%)

EPCO Holdings, Inc. bank term loan FRN Ser. A, 1.193s, 2012			178,000	174,440

Frac Tech International, LLC bank term loan FRN Ser. B, 6 1/4s, 2016			154,026	153,665

Hercules Offshore, Inc. bank term loan FRN Ser. B, 7 1/2s, 2013			125,828	125,455

				453,560
Financials (0.1%)

AGFS Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			170,000	166,423

HUB International Holdings, Inc. bank term loan FRN 6 3/4s, 2014			71,723	71,597

				238,020
Health care (0.3%)

Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015			149,486	149,533

Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)			100,000	100,354

Health Management Associates, Inc. bank term loan FRN 2.057s, 2014			642,084	620,731

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			269,325	268,921

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			139,961	139,393

				1,278,932
Technology (—%)

Avaya, Inc. bank term loan FRN Ser. B1, 3.005s, 2014			—	—

Avaya, Inc. bank term loan FRN Ser. B3, 4.755s, 2017			—	—

				—
Utilities and power (0.2%)

NRG Energy, Inc. bank term loan FRN 3.557s, 2015			171,649	171,247

NRG Energy, Inc. bank term loan FRN Ser. B, 3.452s, 2015			203,034	202,950

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.73s, 2017			640,516	498,802

				872,999

				60,000

Total senior loans (cost $11,739,896)				$11,047,081

PURCHASED OPTIONS OUTSTANDING (1.5%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.70175% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	Jan-12/1.70175	CHF	15,780,000	$1,056

Option on an interest rate swap with UBS AG for the right to pay a fixed rate of 1.722% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	Jan-12/1.722	CHF	15,780,000	986

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.578% versus the six month CHF-LIBOR-BBA maturing December 24, 2013.	Dec-11/1.578	CHF	15,780,000	602

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 1.602% versus the six month CHF-LIBOR-BBA maturing December 22, 2013.	Dec-11/1.602	CHF	15,780,000	510

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/4.6		$8,372,569	195,751

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/3.6		8,372,569	134,045

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing December 16, 2041.	Dec-11/4.12		$8,285,038	439,438

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing December 16, 2041.	Dec-11/4.12		8,285,038	364,790

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.1175% versus the three month USD-LIBOR-BBA maturing December 9, 2041.	Dec-11/4.1175		5,369,350	275,513

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.1175% versus the three month USD-LIBOR-BBA maturing December 9, 2041.	Dec-11/4.1175		5,369,350	231,526

Option on an interest rate swap with Credit Suisse International for the right to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing December 8, 2041.	Dec-11/4.11		3,782,612	197,982

Option on an interest rate swap with Credit Suisse International for the right to receive a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing December 8, 2041.	Dec-11/4.11		3,782,612	160,421

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.355% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/4.355		6,331,167	202,597

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.855% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/3.855		6,331,167	156,127

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.	Nov-11/2.31		8,783,082	115,585

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 2.31% versus the three month USD-LIBOR-BBA maturing November 30, 2016.	Nov-11/2.31		8,783,082	105,133

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325		5,529,675	290,695

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325		5,529,675	180,433

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99		13,164,852	636,389

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99		13,164,852	325,172

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.0275% versus the three month USD-LIBOR-BBA maturing September 8, 2041.	Sep-11/4.0275		7,114,000	270,357

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.0275% versus the three month USD-LIBOR-BBA maturing September 8, 2041.	Sep-11/4.0275		7,114,000	170,680

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.14% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	Sep-11/2.14		15,550,000	121,601

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.64% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	Sep-11/2.64		15,550,000	30,323

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.09% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.09		9,348,258	263,527

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.09% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.09		9,348,258	240,811

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing August 8, 2016.	Aug-11/2.065		14,440,000	76,243

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.565% versus the three month USD-LIBOR-BBA maturing August 8, 2016.	Aug-11/2.565		14,440,000	9,675

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.555% versus the three month USD-LIBOR-BBA maturing August 5, 2041.	Aug-11/4.555		4,769,200	399,134

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.555% versus the three month USD-LIBOR-BBA maturing August 5, 2041.	Aug-11/4.555		4,769,200	7,535

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 2.0025% versus the three month USD-LIBOR-BBA maturing July 7, 2016.	Jul-11/2.0025		12,770,000	19,921

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 2.5025% versus the three month USD-LIBOR-BBA maturing July 7, 2016.	Jul-11/2.5025		12,770,000	1

Total purchased options outstanding (cost $6,091,828)				$5,624,559

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			$157,000	$269,059

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			195,000	232,538

Total convertible bonds and notes (cost $352,000)				$501,597

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.			3,856	$187,739

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd. (In default)(NON)			667	634

Lucent Technologies Capital Trust I 7.75% cv. pfd.			176	172,700

Total convertible preferred stocks (cost $994,199)				$361,073

PREFERRED STOCKS (—%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			198	$186,083

Total preferred stocks (cost $66,176)				$186,083

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	20	$280

Smurfit Kappa Group PLC 144A (Ireland)(F)	10/1/13	EUR 0.001	508	31,440

Total warrants (cost $19,277)				$31,720

COMMON STOCKS (—%)(a)
			Shares	Value

Bohai Bay Litigation, LLC (Escrow)(F)			991	$3,091

Trump Entertainment Resorts, Inc.(F)			94	470

Total common stocks (cost $1,974)				$3,561

SHORT-TERM INVESTMENTS (33.3%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.04%(e)			1,012,103	$1,012,103

Interest in $150,000,000 joint tri-party repurchase agreement dated June 30, 2011 with Credit Suisse First Boston due July 1, 2011 - maturity value of $10,993,003 for an effective yield of 0.01% (collateralized by U.S. Treasury Notes with a coupon rate of 0.875% and a due date of February 29, 2012, valued at $153,000,255)			$10,993,000	10,993,000

Interest in $100,000,000 joint tri-party repurchase agreement dated June 30, 2011 with Barclays Capital, Inc. due July 1, 2011 - maturity value of $10,000,003 for an effective yield of 0.01% (collateralized by U.S. Treasury Bonds with a coupon rate of 6.50% and a due date of November 15, 2016, valued at $102,000,057)			10,000,000	10,000,000

U.S. Treasury Bills for an effective yield of 0.100%, April 5, 2012(SEGSF)			3,000,000	2,997,180

U.S. Treasury Bills for an effective yield of 0.100%, December 1, 2011(SEG)(SEGSF)			5,990,000	5,987,430

U.S. Treasury Bills for an effective yield of 0.094%, November 17, 2011(SEG)(SEGSF)			32,724,000	32,711,990

U.S. Treasury Bills for effective yields ranging from 0.23% to 0.26%, October 20, 2011(SEG)(SEGSF)			25,491,000	25,475,196

U.S. Treasury Bills for effective yields ranging from 0.19% to 0.24%, August 25, 2011(SEGSF)			14,162,000	14,157,620

U.S. Treasury Bills for effective yields ranging from 0.22% to 0.24%, July 28, 2011(SEGSF)			6,328,000	6,326,901

Federal Home Loan discount notes for an effective yield of 0.01%, July 27, 2011			6,000,000	5,999,957

Federal Home Loan discount notes for an effective yield of 0.04%, July 15, 2011			6,000,000	5,999,907

Federal Home Loan Mortgage Corp. for an effective yield of 0.04%, July 11, 2011			5,000,000	4,999,942

Total short-term investments (cost $126,657,775)				$126,661,226

TOTAL INVESTMENTS

Total investments (cost $522,625,617)(b)				$522,481,269

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $232,960,949) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	8/17/11	$1,940,585	$1,892,698	$47,887
	Brazilian Real	Buy	8/17/11	376,431	376,109	322
	British Pound	Sell	8/17/11	1,197,355	1,192,479	(4,876)
	Canadian Dollar	Sell	8/17/11	923,477	902,030	(21,447)
	Chilean Peso	Buy	8/17/11	613,653	609,318	4,335
	Czech Koruna	Buy	8/17/11	243,878	243,877	1
	Euro	Sell	8/17/11	1,144,160	1,121,102	(23,058)
	Japanese Yen	Sell	8/17/11	678,677	675,003	(3,674)
	Mexican Peso	Buy	8/17/11	397,344	395,404	1,940
	Norwegian Krone	Sell	8/17/11	314,449	309,778	(4,671)
	Russian Ruble	Buy	8/17/11	580,587	580,587	—
	Singapore Dollar	Buy	8/17/11	1,118,727	1,118,727	—
	South African Rand	Buy	7/21/11	565,946	566,297	(351)
	South Korean Won	Buy	8/17/11	1,097,507	1,081,180	16,327
	Swedish Krona	Buy	8/17/11	3,006,663	2,947,323	59,340
	Swiss Franc	Sell	8/17/11	1,460,683	1,460,297	(386)
	Taiwan Dollar	Sell	8/17/11	649,046	649,046	—
	Turkish Lira	Sell	8/17/11	22,705	22,705	—
Barclays Bank PLC
	Australian Dollar	Sell	8/17/11	2,185,559	2,131,872	(53,687)
	Brazilian Real	Buy	8/17/11	2,069,261	2,053,970	15,291
	British Pound	Sell	8/17/11	650,226	646,524	(3,702)
	Canadian Dollar	Sell	8/17/11	965,359	942,854	(22,505)
	Chilean Peso	Buy	8/17/11	570,303	562,332	7,971
	Czech Koruna	Buy	8/17/11	314,113	314,113	—
	Euro	Sell	8/17/11	4,574,754	4,487,277	(87,477)
	Hungarian Forint	Sell	8/17/11	852,277	852,277	—
	Indian Rupee	Sell	8/17/11	1,151,797	1,145,221	(6,576)
	Japanese Yen	Sell	8/17/11	1,054,854	1,049,131	(5,723)
	Malaysian Ringgit	Buy	8/17/11	594,269	594,269	—
	Mexican Peso	Buy	8/17/11	255,276	254,395	881
	New Zealand Dollar	Sell	7/21/11	440,011	433,691	(6,320)
	Norwegian Krone	Buy	8/17/11	440,736	434,133	6,603
	Philippines Peso	Buy	8/17/11	494,702	494,702	—
	Polish Zloty	Sell	8/17/11	321,642	321,642	—
	Russian Ruble	Buy	8/17/11	580,587	580,587	—
	Singapore Dollar	Buy	8/17/11	545,706	545,706	—
	South Korean Won	Buy	8/17/11	631,450	621,597	9,853
	Swedish Krona	Buy	8/17/11	777,776	761,777	15,999
	Swiss Franc	Sell	8/17/11	45,237	45,419	182
	Taiwan Dollar	Sell	8/17/11	667,418	667,418	—
	Thai Baht	Buy	8/17/11	480,448	480,448	—
	Turkish Lira	Buy	8/17/11	94,208	94,208	—
Citibank, N.A.
	Australian Dollar	Buy	8/17/11	680,400	663,514	16,886
	Brazilian Real	Sell	8/17/11	739,226	738,593	(633)
	British Pound	Sell	8/17/11	3,575,041	3,557,245	(17,796)
	Canadian Dollar	Sell	8/17/11	631,236	616,433	(14,803)
	Chilean Peso	Buy	8/17/11	346,253	339,900	6,353
	Czech Koruna	Buy	8/17/11	309,929	309,929	—
	Danish Krone	Buy	7/21/11	261,965	263,889	(1,924)
	Euro	Sell	8/17/11	1,108,631	1,087,562	(21,069)
	Hungarian Forint	Buy	8/17/11	575,951	575,951	—
	Japanese Yen	Sell	8/17/11	4,084,977	4,063,217	(21,760)
	Mexican Peso	Buy	8/17/11	817,978	815,703	2,275
	New Zealand Dollar	Buy	7/21/11	15,706	15,481	225
	Norwegian Krone	Sell	8/17/11	1,513,297	1,491,267	(22,030)
	Polish Zloty	Buy	8/17/11	1,066,433	1,066,433	—
	Singapore Dollar	Sell	8/17/11	127,691	127,691	—
	South African Rand	Buy	7/21/11	529,249	533,829	(4,580)
	South Korean Won	Buy	8/17/11	597,263	589,014	8,249
	Swedish Krona	Buy	8/17/11	358,442	351,624	6,818
	Swiss Franc	Buy	8/17/11	1,375,090	1,380,774	(5,684)
	Taiwan Dollar	Sell	8/17/11	592,995	592,995	—
	Turkish Lira	Buy	8/17/11	252,055	252,055	—
Credit Suisse AG
	Australian Dollar	Sell	8/17/11	21,446	20,896	(550)
	Brazilian Real	Buy	8/17/11	612,247	611,375	872
	British Pound	Sell	8/17/11	2,075,779	2,064,341	(11,438)
	Canadian Dollar	Sell	8/17/11	953,800	930,716	(23,084)
	Czech Koruna	Buy	8/17/11	15,861	15,832	29
	Euro	Sell	8/17/11	4,458,452	4,441,940	(16,512)
	Indian Rupee	Sell	8/17/11	658,277	654,519	(3,758)
	Japanese Yen	Buy	8/17/11	1,090,707	1,085,448	5,259
	Malaysian Ringgit	Buy	8/17/11	1,080,338	1,080,338	—
	Mexican Peso	Buy	8/17/11	651,532	649,625	1,907
	Norwegian Krone	Sell	8/17/11	445,591	439,068	(6,523)
	Polish Zloty	Sell	8/17/11	25,767	25,767	—
	Russian Ruble	Buy	8/17/11	580,401	580,401	—
	South African Rand	Buy	7/21/11	769,335	771,043	(1,708)
	South Korean Won	Buy	8/17/11	597,858	588,719	9,139
	Swedish Krona	Buy	8/17/11	1,718,456	1,719,893	(1,437)
	Swiss Franc	Buy	8/17/11	1,140,928	1,144,720	(3,792)
	Taiwan Dollar	Sell	8/17/11	658,260	658,260	—
	Turkish Lira	Sell	8/17/11	187,831	187,831	—
Deutsche Bank AG
	Australian Dollar	Buy	8/17/11	151,722	147,537	4,185
	Brazilian Real	Buy	8/17/11	483,937	480,933	3,004
	British Pound	Sell	8/17/11	1,737,738	1,728,146	(9,592)
	Canadian Dollar	Buy	8/17/11	382,640	382,052	588
	Chilean Peso	Buy	8/17/11	199,485	197,739	1,746
	Czech Koruna	Buy	8/17/11	594,173	594,173	—
	Euro	Sell	8/17/11	1,173,162	1,151,005	(22,157)
	Hungarian Forint	Buy	8/17/11	195,156	193,448	1,708
	Malaysian Ringgit	Buy	8/17/11	977,147	981,532	(4,385)
	Mexican Peso	Buy	8/17/11	413,200	411,025	2,175
	New Zealand Dollar	Sell	7/21/11	437,366	431,476	(5,890)
	Norwegian Krone	Buy	8/17/11	173,707	171,190	2,517
	Philippines Peso	Buy	8/17/11	495,878	495,878	—
	Polish Zloty	Buy	8/17/11	1,056,340	1,056,340	—
	Singapore Dollar	Buy	8/17/11	171,687	171,687	—
	South Korean Won	Buy	8/17/11	1,278,725	1,259,121	19,604
	Swedish Krona	Sell	8/17/11	829,018	812,556	(16,462)
	Swiss Franc	Buy	8/17/11	955,337	958,827	(3,490)
	Taiwan Dollar	Sell	8/17/11	230,394	230,394	—
	Turkish Lira	Buy	8/17/11	271,072	271,072	—
Goldman Sachs International
	Australian Dollar	Buy	8/17/11	3,030,697	2,955,640	75,057
	British Pound	Sell	8/17/11	622,926	619,853	(3,073)
	Canadian Dollar	Sell	8/17/11	2,513,749	2,454,599	(59,150)
	Chilean Peso	Buy	8/17/11	561,537	557,156	4,381
	Euro	Sell	8/17/11	4,089,392	4,012,634	(76,758)
	Hungarian Forint	Sell	8/17/11	401,845	401,845	—
	Japanese Yen	Sell	8/17/11	1,092,792	1,086,997	(5,795)
	Norwegian Krone	Buy	8/17/11	303,794	302,288	1,506
	Polish Zloty	Buy	8/17/11	451,126	451,126	—
	South African Rand	Buy	7/21/11	669,470	674,030	(4,560)
	Swedish Krona	Buy	8/17/11	735,096	720,420	14,676
	Swiss Franc	Buy	8/17/11	1,955,315	1,962,530	(7,215)
HSBC Bank USA, National Association
	Australian Dollar	Buy	8/17/11	859,556	839,102	20,454
	British Pound	Sell	8/17/11	2,609,811	2,595,275	(14,536)
	Euro	Sell	8/17/11	6,056,506	5,944,037	(112,469)
	Indian Rupee	Sell	8/17/11	174,001	173,505	(496)
	Japanese Yen	Sell	8/17/11	2,177,336	2,165,470	(11,866)
	Norwegian Krone	Sell	8/17/11	1,779,195	1,755,570	(23,625)
	Philippines Peso	Buy	8/17/11	495,935	495,935	—
	Singapore Dollar	Buy	8/17/11	590,731	590,408	323
	South Korean Won	Buy	8/17/11	479,555	473,093	6,462
	Swiss Franc	Buy	8/17/11	986,884	990,779	(3,895)
	Taiwan Dollar	Sell	8/17/11	655,794	655,794	—
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	8/17/11	188,425	183,765	4,660
	Brazilian Real	Buy	8/17/11	1,619,256	1,608,481	10,775
	British Pound	Sell	8/17/11	3,016,672	3,000,239	(16,433)
	Canadian Dollar	Sell	8/17/11	183,493	179,177	(4,316)
	Chilean Peso	Buy	8/17/11	619,085	614,582	4,503
	Czech Koruna	Buy	8/17/11	834,595	831,008	3,587
	Euro	Sell	8/17/11	4,668,142	4,580,522	(87,620)
	Hungarian Forint	Buy	8/17/11	223,474	221,499	1,975
	Japanese Yen	Sell	8/17/11	2,486,794	2,473,180	(13,614)
	Malaysian Ringgit	Buy	8/17/11	694,514	694,514	—
	Mexican Peso	Buy	8/17/11	688,201	685,014	3,187
	New Zealand Dollar	Sell	7/21/11	465,058	458,266	(6,792)
	Norwegian Krone	Buy	8/17/11	489,509	482,352	7,157
	Polish Zloty	Sell	8/17/11	2,937,400	2,937,400	—
	Russian Ruble	Buy	8/17/11	580,050	579,957	93
	Singapore Dollar	Buy	8/17/11	760,780	760,063	717
	South African Rand	Buy	7/21/11	388,718	391,325	(2,607)
	South Korean Won	Buy	8/17/11	998,652	982,798	15,854
	Swedish Krona	Sell	8/17/11	200,972	196,993	(3,979)
	Swiss Franc	Sell	8/17/11	1,645,322	1,651,176	5,854
	Taiwan Dollar	Sell	8/17/11	994,614	993,584	(1,030)
	Thai Baht	Buy	8/17/11	483,495	483,495	—
	Turkish Lira	Sell	8/17/11	183,172	183,723	551
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	8/17/11	2,954,089	2,913,580	40,509
	Brazilian Real	Buy	8/17/11	1,038,468	1,032,932	5,536
	British Pound	Sell	8/17/11	2,157,358	2,145,386	(11,972)
	Canadian Dollar	Sell	8/17/11	1,434,769	1,400,994	(33,775)
	Chilean Peso	Buy	8/17/11	599,570	593,381	6,189
	Czech Koruna	Buy	8/17/11	213,651	213,651	—
	Euro	Sell	8/17/11	3,217,858	3,158,502	(59,356)
	Hungarian Forint	Sell	8/17/11	454,886	455,282	396
	Indian Rupee	Sell	8/17/11	972,022	966,259	(5,763)
	Japanese Yen	Sell	8/17/11	1,854,703	1,847,381	(7,322)
	Malaysian Ringgit	Buy	8/17/11	808,913	808,913	—
	Mexican Peso	Buy	8/17/11	283,525	282,176	1,349
	New Zealand Dollar	Sell	7/21/11	42,816	36,970	(5,846)
	Norwegian Krone	Buy	8/17/11	1,007,314	992,217	15,097
	Polish Zloty	Buy	8/17/11	529,701	529,701	—
	Russian Ruble	Buy	8/17/11	581,105	581,105	—
	Singapore Dollar	Buy	8/17/11	596,548	596,548	—
	South African Rand	Buy	7/21/11	509,491	503,830	5,661
	South Korean Won	Buy	8/17/11	1,013,339	997,482	15,857
	Swedish Krona	Sell	8/17/11	610,387	598,113	(12,274)
	Swiss Franc	Buy	8/17/11	577,607	579,897	(2,290)
	Taiwan Dollar	Sell	8/17/11	1,130,828	1,130,828	—
	Turkish Lira	Buy	8/17/11	250,613	250,613	—
State Street Bank and Trust Co.
	Australian Dollar	Buy	8/17/11	1,862,377	1,850,073	12,304
	Brazilian Real	Buy	8/17/11	407,763	405,538	2,225
	British Pound	Buy	8/17/11	1,614,887	1,606,907	7,980
	Canadian Dollar	Sell	8/17/11	1,620,128	1,582,291	(37,837)
	Euro	Sell	8/17/11	8,089,455	7,935,943	(153,512)
	Hungarian Forint	Sell	8/17/11	269,098	269,098	—
	Japanese Yen	Sell	8/17/11	2,460,311	2,447,561	(12,750)
	Malaysian Ringgit	Buy	8/17/11	1,482,300	1,482,300	—
	Mexican Peso	Buy	8/17/11	421,893	419,921	1,972
	Norwegian Krone	Sell	8/17/11	1,918,047	1,889,168	(28,879)
	Philippines Peso	Buy	8/17/11	495,969	495,969	—
	Polish Zloty	Sell	8/17/11	717,347	717,347	—
	Russian Ruble	Buy	8/17/11	582,164	582,164	—
	Singapore Dollar	Buy	8/17/11	405,403	405,403	—
	South African Rand	Buy	7/21/11	592,756	587,572	5,184
	Swedish Krona	Buy	8/17/11	1,076,335	1,055,302	21,033
	Swiss Franc	Buy	8/17/11	3,838,608	3,853,831	(15,223)
	Taiwan Dollar	Sell	8/17/11	1,001,799	1,001,799	—
	Thai Baht	Buy	8/17/11	484,907	484,907	—
UBS AG
	Australian Dollar	Buy	8/17/11	3,154,144	3,110,764	43,380
	Brazilian Real	Buy	8/17/11	540,133	539,756	377
	British Pound	Sell	8/17/11	2,494,756	2,483,656	(11,100)
	Canadian Dollar	Buy	8/17/11	696,236	680,136	16,100
	Czech Koruna	Buy	8/17/11	296,072	296,072	—
	Euro	Sell	8/17/11	4,135,796	4,092,496	(43,300)
	Hungarian Forint	Buy	8/17/11	220,832	220,832	—
	Indian Rupee	Sell	8/17/11	1,424,601	1,416,780	(7,821)
	Japanese Yen	Sell	8/17/11	3,390,017	3,372,642	(17,375)
	Mexican Peso	Buy	8/17/11	572,017	570,241	1,776
	New Zealand Dollar	Sell	7/21/11	645,426	635,442	(9,984)
	Norwegian Krone	Buy	8/17/11	4,815,704	4,779,233	36,471
	Polish Zloty	Sell	8/17/11	239,189	239,189	—
	Russian Ruble	Buy	8/17/11	581,233	581,233	—
	Singapore Dollar	Buy	8/17/11	419,631	419,631	—
	South African Rand	Buy	7/21/11	1,211,570	1,209,747	1,823
	South Korean Won	Buy	8/17/11	946,365	931,084	15,281
	Swedish Krona	Buy	8/17/11	593,043	581,266	11,777
	Swiss Franc	Sell	8/17/11	1,659,250	1,665,930	6,680
	Taiwan Dollar	Sell	8/17/11	939,942	940,882	940
	Thai Baht	Buy	8/17/11	480,760	480,760	—
	Turkish Lira	Buy	8/17/11	11,177	11,212	(35)
Westpac Banking Corp.
	Australian Dollar	Buy	8/17/11	702,806	684,738	18,068
	British Pound	Buy	8/17/11	188,211	187,283	928
	Canadian Dollar	Sell	8/17/11	158,924	155,212	(3,712)
	Euro	Sell	8/17/11	4,240,641	4,161,118	(79,523)
	Japanese Yen	Sell	8/17/11	667,311	663,863	(3,448)
	New Zealand Dollar	Buy	7/21/11	6,365	6,275	90
	Norwegian Krone	Sell	8/17/11	1,428,871	1,408,283	(20,588)
	Swedish Krona	Sell	8/17/11	777,776	762,650	(15,126)
	Swiss Franc	Buy	8/17/11	42,856	43,024	(168)

Total						$(787,092)

FUTURES CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	109	$83,147,144	Sep-11	$74,920
Canadian Government Bond 10 yr (Short)	140	18,015,256	Sep-11	247,367
Euro-Bobl 5 yr (Short)	6	1,015,645	Sep-11	(1,329)
Euro-Bund 10 yr (Long)	87	15,851,136	Sep-11	(20,885)
Euro-Dollar 90 day (Short)	1140	283,247,250	Jun-12	(746,566)
Euro-Schatz 2 yr (Short)	48	7,496,153	Sep-11	(1,919)
Euro-Swiss Franc 3 Month (Short)	38	11,276,763	Dec-11	(44,717)
Euro-Swiss Franc 3 Month (Short)	38	11,256,412	Jun-12	(73,994)
Euro-Swiss Franc 3 Month (Short)	38	11,230,408	Dec-12	(88,068)
Euro-Swiss Franc 3 Month (Short)	38	11,267,718	Mar-12	(58,820)
Euro-Swiss Franc 3 Month (Short)	38	11,283,547	Sep-11	(27,758)
Japanese Government Bond 10 yr (Short)	10	17,527,029	Sep-11	(33,609)
Japanese Government Bond 10 yr Mini (Long)	3	876,849	Sep-11	1,178
U.K. Gilt 10 yr (Long)	147	28,379,382	Sep-11	(411,626)
U.S. Treasury Bond 20 yr (Short)	78	9,596,438	Sep-11	(34,117)
U.S. Treasury Bond 30 yr (Long)	10	1,262,500	Sep-11	(35,519)
U.S. Treasury Note 2 yr (Short)	332	72,822,125	Sep-11	50,400
U.S. Treasury Note 10 yr (Long)	365	44,649,766	Sep-11	(672,506)

Total				$(1,877,568)

WRITTEN OPTIONS OUTSTANDING at 6/30/11 (premiums received $38,664,776) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.578% versus the six month CHF-LIBOR-BBA maturing December 24, 2013.	CHF	15,780,000	Dec-11/0.578	$ 19,453
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.602% versus the six month CHF-LIBOR-BBA maturing December 22, 2013.	CHF	15,780,000	Dec-11/0.602	23,252
Option on an interest rate swap with Credit Suisse International for the obligation to pay a fixed rate of 0.70175% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	15,780,000	Jan-12/0.70175	36,094
Option on an interest rate swap with UBS AG for the obligation to pay a fixed rate of 0.722% versus the six month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	15,780,000	Jan-12/0.722	40,101
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 12, 2022.		$ 6,409,500	Apr-12/4.8675	37,992
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing April 12, 2022.		6,409,500	Apr-12/4.8675	712,929
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.		7,124,000	Aug-11/4.475	285
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.		7,124,000	Aug-11/4.475	718,313
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		11,060,000	Aug-11/4.49	1,132,433
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		11,060,000	Aug-11/4.49	332
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		5,530,000	Aug-11/4.55	111
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.		5,530,000	Aug-11/4.55	595,249
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.		11,515,000	Aug-11/4.70	18
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.		11,515,000	Aug-11/4.70	1,404,139
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing August 16, 2021.		10,823,000	Aug-11/4.765	51
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing August 16, 2021.		10,823,000	Aug-11/4.765	1,370,300
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.		5,571,800	Aug-15/4.375	813,037
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.		5,571,800	Aug-15/4.375	505,919
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.		5,571,800	Aug-15/4.46	536,063
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.		5,571,800	Aug-15/4.46	772,642
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing December 9, 2016.		13,669,005	Dec-11/2.225	134,230
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 2.225% versus the three month USD-LIBOR-BBA maturing December 9, 2016.		13,669,005	Dec-11/2.225	212,502
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing December 8, 2016.		9,568,359	Dec-11/2.24	97,406
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 2.24% versus the three month USD-LIBOR-BBA maturing December 8, 2016.		9,568,359	Dec-11/2.24	148,405
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing December 16, 2016.		20,435,264	Dec-11/2.28	226,423
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.28% versus the three month USD-LIBOR-BBA maturing December 16, 2016.		20,435,264	Dec-11/2.28	312,864
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.		5,766,760	Feb-15/5.27	268,893
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.		5,766,760	Feb-15/5.27	516,586
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.		1,584,020	Feb-15/5.36	70,317
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.		1,584,020	Feb-15/5.36	148,961
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 3.55% versus the three month USD-LIBOR-BBA maturing July 21, 2021.		7,206,408	Jul-11/3.55	9,368
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 3.55% versus the three month USD-LIBOR-BBA maturing July 21, 2021.		7,206,408	Jul-11/3.55	176,629
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		20,362,000	Jul-11/4.46	5
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		20,362,000	Jul-11/4.46	2,098,508
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		19,096,000	Jul-11/4.52	2
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		19,096,000	Jul-11/4.52	2,068,861
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		20,362,000	Jul-11/4.525	2,214,978
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		20,362,000	Jul-11/4.525	2
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		9,548,000	Jul-11/4.5475	1
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.		9,548,000	Jul-11/4.5475	1,057,441
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing July 27, 2021.		30,543,000	Jul-11/4.745	1
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing July 27, 2021.		30,543,000	Jul-11/4.745	3,893,011
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		556,661	Jun-16/4.12	15,274
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		547,769	Jun-16/4.39	17,857
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		544,291	Jun-16/4.575	19,633
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		544,291	Jun-16/4.575	23,475
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.61% versus the three month USD-LIBOR-BBA maturing June 24, 2021.		1,659,222	Jun-16/4.61	60,794
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.61% versus the three month USD-LIBOR-BBA maturing June 24, 2021.		1,659,222	Jun-16/4.61	70,799
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.		6,121,390	Jun-16/4.815	393,116
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.		6,121,390	Jun-16/4.815	441,842
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing July 1, 2026.		3,945,779	Jun-16/4.86	259,396
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		547,769	Jun-16/4.89	20,487
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.		556,661	Jun-16/5.12	18,706
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.86% versus the three month USD-LIBOR-BBA maturing July 1, 2026.		3,945,779	Jun-16/5.86	171,642
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.		25,011,500	May-12/5.51	3,958,820
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.		25,011,500	May-12/5.51	60,028
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing September 8, 2016.		13,001,017	Sep-11/2.065	78,656
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing September 8, 2016.		13,001,017	Sep-11/2.065	136,901
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing September 12, 2018.		1,469,000	Sep-13/4.82	96,978
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing September 12, 2018.		1,469,000	Sep-13/4.82	20,057
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.		41,033,400	Sep-15/4.04	1,643,318
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.		41,033,400	Sep-15/4.04	4,010,194
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		10,187,746	May-16/4.600	372,973
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		10,187,746	May-16/4.600	433,489
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		10,238,704	May-16/4.360	326,717
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.86% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		10,238,704	May-16/4.860	387,330
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		10,398,887	May-16/4.110	283,456
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.11% versus the three month USD-LIBOR-BBA maturing June 1, 2021.		10,398,887	May-16/5.110	350,721
Option on an interest rate swap with Deutsche Bank AG for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.		18,914,561	May-16/4.765	745,612
Option on an interest rate swap with Deutsche Bank AG for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing May 23, 2021.		18,914,561	May-16/4.765	761,689
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 17, 2021.		24,507,428	May-16/4.705	955,545
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.705% versus the three month USD-LIBOR-BBA maturing May 17, 2021.		24,507,428	May-16/4.705	990,097

Total				$39,499,709

TBA SALE COMMITMENTS OUTSTANDING at 6/30/11 (proceeds receivable $42,273,242) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FHLMC, 4 1/2s, June 1, 2041	$3,000,000	6-13-11	$3,103,711
FNMA, 6 1/2s, July 1, 2041	1,000,000	7-14-11	1,132,188
FNMA, 5s, June 1, 2041	14,000,000	6-13-11	14,896,328
FNMA, 4 1/2s, July 1, 2041	1,000,000	7-14-11	1,034,608
FNMA, 4s, July 1, 2041	22,000,000	7-14-11	22,000,000

Total			$42,166,835

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
		$100,775,800		$(150,873)	2/7/15	1.891%	3 month USD-LIBOR-BBA	$(2,600,640)
	AUD	2,550,000		—	4/18/21	6.1%	6 month AUD-BBR-BBSW	(60,598)
	CAD	4,160,000		—	6/28/21	3.25%	3 month CAD-BA-CDOR	55,612
	EUR	15,700,000		—	6/14/13	1 year EUR-EONIA-OIS-COMPOUND	1.711561%	11,141
	GBP	10,253,000		—	6/29/20	6 month GBP-LIBOR-BBA	3.355%	(56,619)
	GBP	3,160,000		—	6/30/21	6 month GBP-LIBOR-BBA	3.4725%	—
	GBP	15,410,000		—	2/3/13	1.875%	6 month GBP-LIBOR-BBA	(295,351)
	GBP	6,890,000		—	2/3/16	3.0625%	6 month GBP-LIBOR-BBA	(420,103)
	GBP	10,010,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.87%	(6,434)
	Barclays Bank PLC
		$76,870,400		(24,662)	2/17/16	3 month USD-LIBOR-BBA	2.56%	3,093,453
		34,055,800		6,422	6/17/13	0.64%	3 month USD-LIBOR-BBA	23,312
		77,983,700		(143,148)	6/17/16	3 month USD-LIBOR-BBA	1.93%	(339,255)
		118,524,100		(286,387)	6/17/20	3 month USD-LIBOR-BBA	3.04%	(650,619)
		32,420,500		(66,477)	6/17/21	3 month USD-LIBOR-BBA	3.2%	(179,003)
		19,398,800		71,980	6/17/41	4.04%	3 month USD-LIBOR-BBA	145,194
		1,800,000		—	6/20/16	1.8125%	3 month USD-LIBOR-BBA	15,267
		4,700,000		—	6/20/41	3.91625%	3 month USD-LIBOR-BBA	122,899
		904,000		—	6/20/21	3 month USD-LIBOR-BBA	3.104%	(11,144)
		2,314,000		—	6/20/21	3 month USD-LIBOR-BBA	3.093%	(30,777)
		4,066,900		—	3/10/18	3.06%	3 month USD-LIBOR-BBA	(160,395)
		9,239,000		—	6/23/20	2.955%	3 month USD-LIBOR-BBA	98,376
		3,000,000		—	6/24/20	2.92375%	3 month USD-LIBOR-BBA	39,868
		67,590,000		—	6/27/20	2.89485%	3 month USD-LIBOR-BBA	1,085,207
		25,910,000		—	6/27/41	3 month USD-LIBOR-BBA	3.88882%	(822,521)
		22,798,000		—	6/28/13	0.628%	3 month USD-LIBOR-BBA	24,825
		7,487,000		—	6/28/21	3 month USD-LIBOR-BBA	3.042%	(139,835)
		5,241,000		—	6/28/41	3.885%	3 month USD-LIBOR-BBA	170,473
		3,230,000		—	6/28/41	3 month USD-LIBOR-BBA	3.88%	(107,938)
		9,320,000		—	6/28/20	2.855%	3 month USD-LIBOR-BBA	180,366
		24,610,000		—	6/29/20	2.841084%	3 month USD-LIBOR-BBA	502,187
		10,140,000		—	6/29/14	3 month USD-LIBOR-BBA	3.85488%	(381,969)
		1,140,000		—	6/29/13	3 month USD-LIBOR-BBA	0.6425%	(898)
		4,300,000		—	6/30/13	3 month USD-LIBOR-BBA	0.66%	(1,952)
		4,900,000		—	6/30/20	0.66%	3 month USD-LIBOR-BBA	84,117
		6,000,000		—	6/30/14	3 month USD-LIBOR-BBA	3.92%	(157,128)
		1,027,000		—	7/1/21	3.198%	3 month USD-LIBOR-BBA	5,515
		7,342,100		—	7/5/41	4.08%	3 month USD-LIBOR-BBA	—
		858,000		(1,133)	3/30/31	4.17%	3 month USD-LIBOR-BBA	(39,107)
		77,187,400		17,858	4/1/13	1%	3 month USD-LIBOR-BBA	(661,218)
		90,781,500		(4,080)	5/4/13	0.78%	3 month USD-LIBOR-BBA	(324,008)
	AUD	5,580,000		—	6/29/21	5.735%	6 month AUD-BBR-BBSW	47,625
	AUD	11,160,000		—	6/30/16	5.42%	6 month AUD-BBR-BBSW	38,321
	AUD	17,800,000		—	3/21/16	5.57%	6 month AUD-BBR-BBSW	(111,558)
	AUD	13,530,000		—	3/21/21	6 month AUD-BBR-BBSW	5.88%	94,003
	AUD	4,030,000		—	4/21/21	6.0675%	6 month AUD-BBR-BBSW	(85,124)
	EUR	27,700,000		—	6/15/13	1 year EUR-EONIA-OIS-COMPOUND	1.67%	(6,452)
	EUR	34,625,000		—	6/15/13	1.95%	3 month EUR-EURIBOR-REUTERS	49,662
	EUR	10,343,000		—	2/9/21	3.53%	6 month EUR-EURIBOR-REUTERS	(318,461)
	GBP	6,680,000		—	6/13/21	6 month GBP-LIBOR-BBA	3.406%	(108,608)
	GBP	6,680,000		—	6/13/21	6 month GBP-LIBOR-BBA	3.406%	(108,608)
	GBP	18,860,000		—	4/6/16	6 month GBP-LIBOR-BBA	3.05%	982,065
	GBP	6,410,000		—	4/6/31	4.2375%	6 month GBP-LIBOR-BBA	(355,020)
	GBP	9,720,000		—	1/18/21	3.7875%	6 month GBP-LIBOR-BBA	(588,556)
	GBP	9,240,000	(E)	—	2/3/31	6 month GBP-LIBOR-BBA	4.86%	(14,104)
	GBP	21,570,000		—	2/3/13	1.895%	6 month GBP-LIBOR-BBA	(427,118)
	GBP	13,970,000		—	5/17/13	1.555%	6 month GBP-LIBOR-BBA	(71,077)
	GBP	13,970,000		—	5/18/13	1.555%	6 month GBP-LIBOR-BBA	(70,124)
	Citibank, N.A.
		$133,116,500		25,501	7/9/20	3 month USD-LIBOR-BBA	3.01%	851,639
		361,200		—	6/29/21	3 month USD-LIBOR-BBA	3.05375%	(6,359)
	GBP	18,860,000		—	4/5/16	6 month GBP-LIBOR-BBA	3.075%	1,020,660
	GBP	6,410,000		—	4/5/31	4.21075%	6 month GBP-LIBOR-BBA	(316,820)
	GBP	36,760,000		—	8/3/15	2.9225%	6 month GBP-LIBOR-BBA	(2,083,421)
	GBP	10,910,000		—	8/3/20	6 month GBP-LIBOR-BBA	3.885%	858,785
	GBP	45,950,000		—	8/3/12	6 month GBP-LIBOR-BBA	1.61%	486,681
	SEK	13,860,000		—	6/10/21	3.62%	3 month SEK-STIBOR-SIDE	(18,045)
	SEK	21,380,000		—	3/24/21	3 month SEK-STIBOR-SIDE	3.8025%	118,523
	SEK	14,350,000		—	4/15/21	3.93%	3 month SEK-STIBOR-SIDE	(87,490)
	SEK	16,690,000		—	5/23/21	3.6575%	3 month SEK-STIBOR-SIDE	(37,152)
	SEK	13,860,000		—	6/9/21	3.6225%	3 month SEK-STIBOR-SIDE	(18,562)
	SEK	15,400,000		—	2/4/21	3.79%	3 month SEK-STIBOR-SIDE	(85,902)
	Credit Suisse International
		$72,325,400		(35,213)	5/27/16	3 month USD-LIBOR-BBA	2.02%	246,881
		18,646,000		—	6/30/21	3 month USD-LIBOR-BBA	3.159%	(157,355)
		51,053,600		(68,044)	3/14/16	3 month USD-LIBOR-BBA	2.35%	1,354,686
		26,200,000	(E)	—	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(104,276)
		1,430,000		—	7/5/21	3.265%	3 month USD-LIBOR-BBA	—
		54,425,800		(11,135)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(1,585,394)
		19,816,600		5,798	2/24/26	4.16%	3 month USD-LIBOR-BBA	(1,275,221)
		79,731,700		6,147	4/19/13	0.89%	3 month USD-LIBOR-BBA	(488,066)
		91,258,500		6,507	5/27/13	0.72%	3 month USD-LIBOR-BBA	(149,976)
	CHF	5,620,000		—	6/14/21	6 month CHF-LIBOR-BBA	2.075%	(19,229)
	CHF	2,830,000		—	5/13/21	2.225%	6 month CHF-LIBOR-BBA	(44,246)
	CHF	2,830,000		—	5/16/21	2.185%	6 month CHF-LIBOR-BBA	(31,171)
	CHF	48,900,000		—	5/19/13	0.7125%	6 month CHF-LIBOR-BBA	(266,712)
	CHF	5,620,000		—	5/20/21	2.24%	6 month CHF-LIBOR-BBA	(93,859)
	EUR	2,430,000		—	4/19/21	3.691%	6 month EUR-EURIBOR-REUTERS	(102,712)
	GBP	11,060,000		—	2/3/16	3.065%	6 month GBP-LIBOR-BBA	(676,319)
	GBP	6,110,000		—	2/3/21	6 month GBP-LIBOR-BBA	3.93%	475,792
	MXN	33,670,000		—	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	(56,207)
	SEK	15,400,000		—	2/7/21	3.82%	3 month SEK-STIBOR-SIDE	(92,152)
	SEK	14,280,000		—	3/29/21	3 month SEK-STIBOR-SIDE	3.81125%	80,115
	SEK	11,080,000		—	4/4/21	3.815%	3 month SEK-STIBOR-SIDE	(51,306)
	SEK	26,530,000		—	3/4/21	3 month SEK-STIBOR-SIDE	3.78%	142,098
	Deutsche Bank AG
		$127,189,000		(157,194)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(5,540,161)
		13,241,400		(31,659)	3/10/18	3.41%	3 month USD-LIBOR-BBA	(859,223)
		165,330,400		(117,153)	3/16/14	2.25%	3 month USD-LIBOR-BBA	(6,771,753)
		1,986,000		—	6/16/20	3.013%	3 month USD-LIBOR-BBA	10,202
		232,878		—	6/24/20	2.92%	3 month USD-LIBOR-BBA	3,165
		204,552		—	7/1/20	3.035%	3 month USD-LIBOR-BBA	1,058
		16,464,000		—	7/1/16	3 month USD-LIBOR-BBA	1.955%	(45,111)
		164,977,800		29,087	12/31/14	1.91%	3 month USD-LIBOR-BBA	(3,149,413)
		106,000,000		—	3/4/14	2.54%	3 month USD-LIBOR-BBA	(5,248,060)
	EUR	23,640,000		—	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	(446,750)
	KRW	3,478,000,000		—	5/9/16	4.115%	3 month KRW-CD-KSDA-BLOOMBERG	(31,636)
	KRW	3,478,000,000		—	4/22/16	4.135%	3 month KRW-CD-KSDA-BLOOMBERG	(35,910)
	KRW	3,449,000,000		—	4/29/16	4.14%	3 month KRW-CD-KSDA-BLOOMBERG	(35,862)
	MXN	33,670,000		—	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(44,362)
	Goldman Sachs International
		$64,530,000		—	6/8/18	2.52375%	3 month USD-LIBOR-BBA	422,571
		1,374,000		—	6/20/21	3 month USD-LIBOR-BBA	3.075%	(20,453)
		23,353,000		—	7/1/14	3 month USD-LIBOR-BBA	1.105%	(12,377)
		1,037,000		—	7/1/41	3 month USD-LIBOR-BBA	4.02625%	(8,140)
		2,053,000		—	7/1/21	3.232%	3 month USD-LIBOR-BBA	4,866
		27,439,000		—	7/1/16	3 month USD-LIBOR-BBA	1.9625%	(65,030)
		84,265,200		—	7/5/14	3 month USD-LIBOR-BBA	1.13%	—
		34,873,600		—	7/5/21	3.2525%	3 month USD-LIBOR-BBA	—
		3,480,700		—	7/5/41	3 month USD-LIBOR-BBA	4.055%	—
		17,618,500	(E)	—	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(59,903)
		7,773,400		(22,219)	5/9/20	3 month USD-LIBOR-BBA	3.15%	57,498
		40,244,400		(117,123)	5/9/21	3 month USD-LIBOR-BBA	3.3%	279,756
	CHF	23,870,000		—	12/15/12	0.538%	6 month CHF-LIBOR-BBA	(143,502)
	CHF	5,630,000		—	5/5/21	6 month CHF-LIBOR-BBA	2.3725%	182,279
	EUR	12,660,000		—	6/9/21	6 month EUR-EURIBOR-REUTERS	3.409%	23,522
	EUR	23,000,000		—	2/25/13	2.11%	6 month EUR-EURIBOR-REUTERS	(97,605)
	EUR	34,625,000		—	6/17/13	1 year EUR-EONIA-OIS-COMPOUND	1.665%	(39,587)
	EUR	34,625,000		—	6/17/13	1.92%	3 month EUR-EURIBOR-REUTERS	51,267
	EUR	32,390,000		—	6/20/13	1.91%	3 month EUR-EURIBOR-REUTERS	61,057
	EUR	32,390,000		—	6/20/13	1 year EUR-EONIA-OIS-COMPOUND	1.615%	(102,242)
	EUR	11,970,000		—	6/21/13	1 year EUR-EONIA-OIS-COMPOUND	1.632%	(22,198)
	EUR	20,760,000		—	5/26/13	2.224%	6 month EUR-EURIBOR-REUTERS	(57,924)
	GBP	4,690,000		—	1/21/21	3.81%	6 month GBP-LIBOR-BBA	(296,703)
	KRW	3,333,000,000		—	4/21/16	4.12%	3 month KRW-CD-KSDA-BLOOMBERG	(32,317)
	SEK	15,800,000		—	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	(63,325)
	SEK	26,530,000		—	3/2/21	3 month SEK-STIBOR-SIDE	3.7575%	133,845
	JPMorgan Chase Bank, N.A.
		$7,705,600		24,411	3/11/26	4.12%	3 month USD-LIBOR-BBA	(422,391)
		52,500,000	(E)	—	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(215,645)
		19,900,000	(E)	—	3/22/13	1.185%	3 month USD-LIBOR-BBA	(84,400)
		72,889,500		13,012	3/31/16	3 month USD-LIBOR-BBA	2.42%	2,166,399
		72,200,000		—	5/9/13	0.7475%	3 month USD-LIBOR-BBA	(201,713)
	CAD	3,470,000		—	9/21/20	3.105%	3 month CAD-BA-CDOR	35,829
	EUR	27,700,000		—	6/13/13	1 year EUR-EONIA-OIS-COMPOUND	1.74%	12,242
	EUR	27,700,000		—	6/13/13	1.9865%	3 month EUR-EURIBOR-REUTERS	8,168
	EUR	15,680,000		—	6/15/21	6 month EUR-EURIBOR-REUTERS	3.2715%	(245,197)
	EUR	5,420,000		—	6/15/13	2.085%	6 month EUR-EURIBOR-REUTERS	9,669
	EUR	20,420,000		—	5/31/15	6 month EUR-EURIBOR-REUTERS	2.0975%	(522,581)
	EUR	2,450,000		—	2/4/20	3.405%	6 month EUR-EURIBOR-REUTERS	(63,023)
	JPY	2,402,400,000		—	2/19/15	6 month JPY-LIBOR-BBA	0.705%	316,545
	JPY	511,900,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	247,805
	JPY	598,000,000		—	2/22/21	1.36375%	6 month JPY-LIBOR-BBA	(206,140)
	JPY	1,307,380,000		—	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(138,938)
	JPY	1,303,760,000		—	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	83,202
	JPY	358,600,000	(E)	—	7/28/29	6 month JPY-LIBOR-BBA	2.67%	35,740
	JPY	482,100,000	(E)	—	7/28/39	2.40%	6 month JPY-LIBOR-BBA	30,435
	MXN	4,810,000		—	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(5,481)
	MXN	24,320,000		—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	(82,687)
	MXN	37,740,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(108,169)
	UBS, AG
	AUD	3,160,000	(E)	—	4/11/21	6 month AUD-BBR-BBSW	6.65%	39,503
	AUD	3,160,000		—	4/12/21	6 month AUD-BBR-BBSW	6.61%	35,061
	CHF	28,420,000		—	5/23/13	0.7625%	6 month CHF-LIBOR-BBA	(186,648)

	Total							$(26,515,802)
(E)	See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$638,085	$—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	$(1,540)
	660,851	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,929
	638,511	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(1,541)
	660,851	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,929
Barclays Bank PLC
	2,860,223	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(3,666)
	772,239	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(700)
	487,289	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	3,201
	3,485,167	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	25,994
	1,106,402	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	8,252
	1,224,025	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(9,318)
	1,810,613	9,053	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	21,561
	4,513,823	23,274	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	54,456
	2,703,210	16,473	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	35,146
	965,461	(905)	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(26)
	958,442	2,246	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,850)
	481,338	4,137	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,969
	2,057,310	(2,572)	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(13,103)
	4,879,619	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,958
	2,056,563	643	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(9,885)
	2,857,209	16,072	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	0
	3,464,269	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	22,760
	4,924,986	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	36,733
	1,844,960	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	14,045
	1,726,487	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	11,343
	989,391	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	7,532
	5,320,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(28,222)
	1,133,996	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(2,737)
	4,952,670	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	3,275
	638,085	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(1,540)
	638,085	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(1,540)
	660,851	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,929
	1,532,852	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(3,700)
	1,587,723	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	10,431
	256,256	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(619)
	10,974,488	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(72,102)
	754,756	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(5,746)
	743,831	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	5,548
	5,881,296	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,889)
	3,526,429	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(16,605)
	15,559,905	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	116,055
	2,937,199	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	21,907
	5,920,000	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	44,155
	3,039,101	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	19,967
	2,224,766	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	16,594
	822,326	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	6,133
	7,314,174	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(23,387)
	3,654,866	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	27,260
	21,920,048	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	28,092
	8,816,083	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	65,755
	22,347,833	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(67,975)
	11,112,616	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	82,884
	5,473,321	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,014
	600,308	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,826)
	588,817	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	755
	676,550	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(613)
	2,193,368	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,987)
	1,590,080	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,440)
	2,135,220	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,732
	1,054,395	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	2,545
	3,739,576	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,033
Citibank, N.A.
	621,058	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(1,499)
	669,619	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	4,399
	2,998,812	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	9,121
	3,894,221	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,991
GBP	7,270,000	—	5/18/13	(3.38%)	GBP Non-revised UK Retail Price Index	334,611
Credit Suisse International
	$7,482,022	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(22,758)
	1,784,294	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,287
	1,819,115	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	5,533
	2,476,335	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,638)
	660,851	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,929
	638,085	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(1,540)
Deutsche Bank AG
	2,056,563	3,213	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(7,314)
	2,476,335	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,638)
Goldman Sachs International
	1,066,034	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	7,951
	3,635,000	—	7/28/11	(0.685%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	102,914
	3,635,000	—	7/29/11	(0.76%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	100,662
	3,635,000	—	7/30/11	(0.73%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	102,227
	3,040,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(11,950)
	2,280,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(11,117)
	1,891,270	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	4,565
	1,260,402	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(9,401)
	855,569	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(6,513)
	463,985	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(1,120)
	2,894,878	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(21,592)
	4,253,335	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	10,267
	7,482,022	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(22,758)

Total						$1,023,934

	CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/11 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Credit Suisse International
	Bonos Y Oblig Del Estado, 5 1/2%, 7/30/17	—	$(18,605)		$2,090,000	12/20/19	(100 bp)	$199,650
	Ukraine (Government of), 7.65%, 6/11/13	B2	—		1,105,000	10/20/11	194 bp	3,017
	Deutsche Bank AG
	Federal Republic of Brazil, 12 1/4%, 3/6/30	Baa2	—		775,000	10/20/17	105 bp	(7,580)
	United Mexican States, 7.5%, 4/8/33	Baa1	—		1,495,000	3/20/14	56 bp	(5,006)
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	425,000	9/20/13	715 bp	75,129
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	400,000	9/20/13	477 bp	39,282
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	400,000	9/20/13	535 bp	46,667
	Goldman Sachs International
	Lighthouse International Co, SA, 8%, 4/30/14	Ca	—	EUR	420,000	3/20/13	680 bp	(324,493)
	JPMorgan Chase Bank, N.A.
	DJ CDX NA HY Series 16 Version 1 Index	B+	(53,254)		$2,582,000	6/20/16	500 bp	(8,462)
	Republic of Argentina, 8.28%, 12/31/33	B3	—		705,000	6/20/14	235 bp	(56,497)
	Morgan Stanley Capital Services, Inc.
	Dominican Republic, 8 5/8%, 4/20/27	—	—		1,190,000	11/20/11	(170 bp)	3,746
	Republic of Venezuela, 9 1/4%, 9/15/27	B2	—		510,000	10/20/12	339 bp	(22,947)

	Total							$(57,494)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2011.

Key to holding's currency abbreviations
ARS	Argentine Peso
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
RUB	Russian Ruble
TRY	Turkish Lira
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2010 through June 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $380,025,579.
(b)	The aggregate identified cost on a tax basis is $527,230,863, resulting in gross unrealized appreciation and depreciation of $13,547,989 and $18,297,583, respectively, or net unrealized depreciation of $4,749,594.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $32,711 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $241,811,989 and $244,799,796, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $296,461,200 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
	The dates shown on debt obligations are the original maturity dates.
	IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):
	Argentina	85.6%
	Russia	2.9
	Argentina	2.5
	Venezuela	1.1
	Indonesia	0.9
	Netherlands	0.8
	Brazil	0.8
	Ukraine	0.8
	Luxembourg	0.7
	United Kingdom	0.6
	Germany	0.5
	Turkey	0.5
	Other	2.3

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
	Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. The fund had an average number of contracts of approximately 2,000 on futures contracts for the reporting period.
	Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 283,200,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 712,400,000 on written options contracts for the reporting period.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors/industries and to gain exposure to rates of inflation in specific regions/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $142,500,000 on total return swap contracts for the reporting period.
	Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Credit default contracts: The fund enters into credit default contracts to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $685,745 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $61,899,898 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $63,730,300.
	TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer cyclicals	$—	$—	$470
Energy	—	—	3,091
Total common stocks	—	—	3,561
Asset-backed securities	$—	$50,573,948	$1,583,389
Convertible bonds and notes	—	501,597	—
Convertible preferred stocks	—	361,073	—
Corporate bonds and notes	—	118,907,705	16,882
Foreign government bonds and notes	—	33,927,454	—
Mortgage-backed securities	—	94,156,299	1,910,884
Preferred stocks	—	186,083	—
Purchased options outstanding	—	5,624,559	—
Senior loans	—	11,047,081	—
U.S. Government and Agency Mortgage Obligations	—	74,682,566	—
U.S. Treasury Obligations	—	2,305,242	—
Warrants	—	280	31,440
Short-term investments	1,012,103	125,649,123	—

Totals by level	$1,012,103	$517,923,010	$3,546,156

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(787,092)	$—
Futures contracts	(1,877,568)	—	—
Written options	—	(39,499,709)	—
TBA sale commitments	—	(42,166,835)	—
Interest rate swap contracts	—	(25,486,025)	—
Total return swap contracts	—	952,300	—
Credit default contracts	—	14,365	—

Totals by level	$(1,877,568)	$(106,972,996)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$430,888	$416,523
Foreign exchange contracts	757,226	1,544,318
Equity contracts	31,720	—
Interest rate contracts	24,275,241	84,561,684

Total	$25,495,075	$86,522,525

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2011